UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital Appreciation Fund

January 31, 2010

1.813030.105

CAF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.5%
ArvinMeritor, Inc. (a)	860,602	$ 8,339
Johnson Controls, Inc.	1,736,504	48,327
Modine Manufacturing Co. (a)	1,980,090	18,831
		75,497
Automobiles - 1.6%
Ford Motor Co. (a)	5,609,000	60,802
Harley-Davidson, Inc. (c)	921,007	20,944
		81,746
Diversified Consumer Services - 3.5%
Career Education Corp. (a)(c)	1,855,496	40,357
ITT Educational Services, Inc. (a)	609,528	59,045
Strayer Education, Inc. (c)	384,756	79,945
		179,347
Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc. Class A	849,089	22,272
Paddy Power PLC (Ireland)	1,366,490	45,199
Starwood Hotels & Resorts Worldwide, Inc.	985,194	32,827
		100,298
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	204,200	5,083
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	721,337	90,463
Leisure Equipment & Products - 0.8%
Polaris Industries, Inc. (c)	992,548	43,881
Media - 9.5%
CBS Corp. Class B	1,722,800	22,276
Interpublic Group of Companies, Inc. (a)	10,467,650	67,621
The Walt Disney Co.	7,982,499	235,885
Time Warner, Inc.	1,959,500	53,788
Viacom, Inc. Class B (non-vtg.) (a)	993,800	28,959
Virgin Media, Inc. (c)	5,714,761	81,092
		489,621
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	1,913,900	30,412
AutoNation, Inc. (a)(c)	1,068,700	19,237
Cabela's, Inc. Class A (a)(c)	582,019	9,382
Gap, Inc.	1,063,324	20,288
J. Crew Group, Inc. (a)(c)	592,200	23,220
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pier 1 Imports, Inc. (a)	267,100	$ 1,362
Urban Outfitters, Inc. (a)	890,668	28,118
		132,019
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. (a)	178,100	1,309
TOTAL CONSUMER DISCRETIONARY		1,199,264
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.	623,000	33,287
Walgreen Co.	445,000	16,042
		49,329
Food Products - 0.9%
Smithfield Foods, Inc. (a)	623,000	9,382
The J.M. Smucker Co.	444,100	26,677
Tyson Foods, Inc. Class A	712,000	9,840
		45,899
Tobacco - 0.1%
Lorillard, Inc.	89,000	6,737
TOTAL CONSUMER STAPLES		101,965
ENERGY - 4.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	355,921	16,116
Pride International, Inc. (a)	2,425,580	71,797
Willbros Group, Inc. (a)	1,064,003	16,269
		104,182
Oil, Gas & Consumable Fuels - 2.4%
Arch Coal, Inc.	746,718	15,733
International Coal Group, Inc. (a)(c)	3,367,800	12,023
James River Coal Co. (a)(c)	549,474	8,599
Occidental Petroleum Corp.	1,035,178	81,096
Patriot Coal Corp. (a)(c)	179,138	2,775
		120,226
TOTAL ENERGY		224,408
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 15.6%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	311,500	$ 9,062
Franklin Resources, Inc.	584,462	57,879
Janus Capital Group, Inc.	2,437,115	29,757
		96,698
Commercial Banks - 3.5%
Comerica, Inc.	1,024,209	35,345
KeyCorp	767,200	5,508
Old National Bancorp, Indiana	522,800	6,295
PNC Financial Services Group, Inc.	1,022,900	56,699
SVB Financial Group (a)(c)	373,103	16,189
Wells Fargo & Co.	2,137,250	60,762
		180,798
Consumer Finance - 2.3%
American Express Co.	2,062,010	77,655
Capital One Financial Corp.	1,068,100	39,370
		117,025
Diversified Financial Services - 5.8%
Bank of America Corp.	5,241,800	79,571
CME Group, Inc.	476,291	136,610
JPMorgan Chase & Co.	1,659,539	64,622
Moody's Corp.	578,537	15,962
		296,765
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	2,947,157	31,240
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	6,517,712	80,168
TOTAL FINANCIALS		802,694
HEALTH CARE - 11.1%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	3,401,297	182,786
BioMarin Pharmaceutical, Inc. (a)	311,500	6,052
Genzyme Corp. (a)	222,500	12,073
		200,911
Health Care Technology - 0.4%
Cerner Corp. (a)	311,500	23,565
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	1,424,100	34,691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	8,771,199	$ 65,345
Eli Lilly & Co.	712,500	25,080
Merck & Co., Inc.	1,847,700	70,545
Pfizer, Inc.	8,169,091	152,435
		348,096
TOTAL HEALTH CARE		572,572
INDUSTRIALS - 16.2%
Aerospace & Defense - 0.4%
AerCap Holdings NV (a)	230,349	2,016
Precision Castparts Corp.	133,500	14,051
Rolls-Royce Group PLC	444,900	3,390
		19,457
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	1,976,893	4,567
Airlines - 13.4%
AirTran Holdings, Inc. (a)	2,190,667	10,559
AMR Corp. (a)(d)	20,870,375	144,423
Continental Airlines, Inc. Class B (a)(c)(d)	9,662,014	177,684
Delta Air Lines, Inc. (a)	18,790,885	229,813
UAL Corp. (a)(c)	6,780,491	82,925
US Airways Group, Inc. (a)(c)	7,704,195	40,909
		686,313
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc.	800,900	16,755
Construction & Engineering - 0.2%
Fluor Corp.	178,000	8,071
Electrical Equipment - 0.0%
Lime Energy Co. (a)(c)	496,106	2,629
Industrial Conglomerates - 0.7%
3M Co.	222,600	17,917
Textron, Inc.	1,023,597	19,991
		37,908
Machinery - 0.3%
Duoyuan Printing, Inc.	139,165	1,120
Manitowoc Co., Inc.	1,424,800	15,530
		16,650
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.7%
Equifax, Inc.	281,600	$ 9,011
Robert Half International, Inc.	1,068,800	28,772
		37,783
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	281,192	2,674
TOTAL INDUSTRIALS		832,807
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 3.2%
Adtran, Inc.	614,708	13,032
Cisco Systems, Inc. (a)	6,166,994	138,572
Riverbed Technology, Inc. (a)	491,648	11,023
		162,627
Computers & Peripherals - 4.2%
Apple, Inc. (a)	316,432	60,793
Hewlett-Packard Co.	2,604,620	122,599
International Business Machines Corp.	267,100	32,690
		216,082
Electronic Equipment & Components - 0.1%
Anixter International, Inc. (a)	95,480	3,980
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	445,123	10,995
Rackspace Hosting, Inc. (a)	446,509	8,135
		19,130
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	847,234	33,449
Semiconductors & Semiconductor Equipment - 0.8%
Lam Research Corp. (a)	850,524	28,076
Teradyne, Inc. (a)	1,491,439	13,930
		42,006
Software - 4.1%
Fair Isaac Corp.	1,479,302	32,441
Microsoft Corp.	4,403,100	124,079
Oracle Corp.	1,335,065	30,787
Solera Holdings, Inc.	707,626	23,429
		210,736
TOTAL INFORMATION TECHNOLOGY		688,010
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.1%
Chemicals - 0.1%
A. Schulman, Inc.	131,923	$ 2,971
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.3%
Cbeyond, Inc. (a)(c)(d)	1,852,653	23,084
Clearwire Corp.:
rights 6/21/10 (a)(c)	2,848,990	1,282
Class A (a)(c)	2,913,852	18,911
Qwest Communications International, Inc.	29,446,400	123,969
		167,246
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	28,558,272	93,671
TOTAL TELECOMMUNICATION SERVICES		260,917
TOTAL COMMON STOCKS (Cost $5,195,662)		4,685,608
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 0.17% (e)	381,940,978	381,941
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	217,390,900	217,391
TOTAL MONEY MARKET FUNDS (Cost $599,332)		599,332
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,112)	$ 2,112	2,112
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $5,797,106)		5,287,052
NET OTHER ASSETS - (2.9)%		(146,723)
NET ASSETS - 100%		$ 5,140,329
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,112,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,131
Banc of America Securities LLC	380
Barclays Capital, Inc.	601
$ 2,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 191
Fidelity Securities Lending Cash Central Fund	162
Total	$ 353
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 106,576	$ 6,566	$ -	$ -	$ 144,423
Cbeyond, Inc.	25,670	-	908	-	23,084
Continental Airlines, Inc. Class B	105,889	5,691	-	-	177,684
James River Coal Co.	34,883	-	25,560	-	-
Total	$ 273,018	$ 12,257	$ 26,468	$ -	$ 345,191
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,199,264	$ 1,154,065	$ 45,199	$ -
Consumer Staples	101,965	101,965	-	-
Energy	224,408	224,408	-	-
Financials	802,694	802,694	-	-
Health Care	572,572	572,572	-	-
Industrials	832,807	829,417	3,390	-
Information Technology	688,010	688,010	-	-
Materials	2,971	2,971	-	-
Telecommunication Services	260,917	260,917	-	-
Money Market Funds	599,332	599,332	-	-
Cash Equivalents	2,112	-	2,112	-
Total Investments in Securities:	$ 5,287,052	$ 5,236,351	$ 50,701	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $5,842,734,000. Net unrealized depreciation aggregated $555,682,000 of which $425,991,000 related to appreciated investment securities and $981,673,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Disciplined Equity Fund -
Disciplined Equity Fund
Class K
Class F

January 31, 2010

1.813012.105

FDE-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.0%
Autoliv, Inc.	254,963	$ 10,915
TRW Automotive Holdings Corp. (a)	4,321,000	99,513
		110,428
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp. (a)	1,700,000	26,350
Starbucks Corp. (a)	1,700,000	37,043
Wyndham Worldwide Corp.	2,958,600	62,101
		125,494
Household Durables - 0.3%
Whirlpool Corp.	500,000	37,590
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	5,100	640
Media - 3.7%
The Walt Disney Co.	3,300,000	97,515
Time Warner, Inc.	4,200,000	115,290
Viacom, Inc. Class B (non-vtg.) (a)	6,371,200	185,657
		398,462
Multiline Retail - 1.1%
Macy's, Inc.	4,100,000	65,313
Target Corp.	1,000,000	51,270
		116,583
Specialty Retail - 1.2%
Best Buy Co., Inc.	2,100,000	76,965
TJX Companies, Inc.	1,400,000	53,214
		130,179
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	1,020,000	40,076
Polo Ralph Lauren Corp. Class A	500,000	41,000
		81,076
TOTAL CONSUMER DISCRETIONARY		1,000,452
CONSUMER STAPLES - 10.9%
Beverages - 5.9%
Anheuser-Busch InBev SA NV	5,447,300	271,821
Coca-Cola Enterprises, Inc.	6,100,000	123,159
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,875,577	94,479
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	3,800,000	$ 105,108
Molson Coors Brewing Co. Class B	1,000,000	42,000
		636,567
Food Products - 1.8%
Bunge Ltd.	499,830	29,385
General Mills, Inc.	1,300,000	92,703
Tyson Foods, Inc. Class A	4,700,000	64,954
		187,042
Household Products - 2.8%
Procter & Gamble Co.	4,900,000	301,595
Personal Products - 0.4%
Herbalife Ltd.	300,000	11,655
NBTY, Inc. (a)	672,450	29,944
		41,599
TOTAL CONSUMER STAPLES		1,166,803
ENERGY - 11.5%
Energy Equipment & Services - 1.0%
Noble Corp.	2,400,000	96,768
Oil States International, Inc. (a)	300,000	11,052
		107,820
Oil, Gas & Consumable Fuels - 10.5%
Chevron Corp.	6,467,400	466,429
Marathon Oil Corp.	9,100,000	271,271
Royal Dutch Shell PLC Class B ADR	800,000	42,704
XTO Energy, Inc.	7,700,000	343,189
		1,123,593
TOTAL ENERGY		1,231,413
FINANCIALS - 14.8%
Capital Markets - 4.5%
BlackRock, Inc. Class A	1,250,000	267,275
Goldman Sachs Group, Inc.	1,450,000	215,644
		482,919
Commercial Banks - 0.8%
Wells Fargo & Co.	3,000,000	85,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.1%
American Express Co.	4,200,000	$ 158,172
Capital One Financial Corp.	1,800,000	66,348
		224,520
Diversified Financial Services - 6.0%
Bank of America Corp.	18,312,700	277,987
JPMorgan Chase & Co.	9,300,000	362,142
		640,129
Insurance - 1.4%
Assured Guaranty Ltd.	1,000,000	22,660
Conseco, Inc. (a)	458,500	2,182
Hartford Financial Services Group, Inc.	2,700,000	64,773
Lincoln National Corp.	400,000	9,832
Loews Corp.	800,000	28,616
XL Capital Ltd. Class A	1,700,000	28,509
		156,572
TOTAL FINANCIALS		1,589,430
HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 1.1%
CareFusion Corp. (a)	1,200,000	30,900
Hospira, Inc. (a)	1,650,000	83,556
		114,456
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	400,000	10,904
CIGNA Corp.	2,100,000	70,917
Community Health Systems, Inc. (a)	1,800,000	58,716
Humana, Inc. (a)	1,100,000	53,482
WellPoint, Inc. (a)	400,000	25,488
		219,507
Pharmaceuticals - 9.6%
Johnson & Johnson	1,800,000	113,148
King Pharmaceuticals, Inc. (a)	4,900,000	58,849
Merck & Co., Inc.	3,000,000	114,540
Mylan, Inc. (a)(c)	3,800,000	69,274
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	26,300,000	$ 490,758
Sanofi-Aventis	2,500,000	184,854
		1,031,423
TOTAL HEALTH CARE		1,365,386
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.5%
Raytheon Co.	1,200,000	62,916
United Technologies Corp.	1,400,000	94,472
		157,388
Building Products - 0.3%
Owens Corning (a)	1,282,200	32,991
Electrical Equipment - 0.2%
Canadian Solar, Inc. (a)(c)	1,000,000	21,130
Industrial Conglomerates - 4.8%
General Electric Co.	12,700,000	204,216
Tyco International Ltd.	8,842,483	313,289
		517,505
Machinery - 3.2%
Bucyrus International, Inc. Class A	400,000	20,952
Ingersoll-Rand Co. Ltd.	3,500,000	113,610
Joy Global, Inc.	500,000	22,870
Navistar International Corp. (a)	2,023,700	74,857
Oshkosh Co.	3,009,947	108,569
		340,858
Road & Rail - 0.5%
CSX Corp.	1,200,000	51,432
TOTAL INDUSTRIALS		1,121,304
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	8,100,000	182,007
CommScope, Inc. (a)	2,100,000	57,141
Harris Corp.	600,000	25,752
Plantronics, Inc.	1,100,000	29,062
		293,962
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.3%
Hewlett-Packard Co.	9,200,000	$ 433,044
SanDisk Corp. (a)	1,900,000	48,298
Seagate Technology	3,000,000	50,190
Western Digital Corp. (a)	3,681,608	139,864
		671,396
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	400,000	10,508
Avnet, Inc. (a)	400,000	10,576
Flextronics International Ltd. (a)	4,700,000	29,798
Jabil Circuit, Inc.	1,800,000	26,064
Tyco Electronics Ltd.	2,600,000	64,688
Vishay Intertechnology, Inc. (a)	1,300,000	9,802
		151,436
IT Services - 0.1%
Wright Express Corp. (a)	165,022	4,845
Office Electronics - 0.7%
Xerox Corp.	8,600,000	74,992
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV (NY Shares)	800,000	25,000
Micron Technology, Inc. (a)	12,800,000	111,616
		136,616
Software - 6.8%
Microsoft Corp.	18,400,000	518,512
Sybase, Inc. (a)(d)	5,210,000	211,891
		730,403
TOTAL INFORMATION TECHNOLOGY		2,063,650
MATERIALS - 3.0%
Chemicals - 2.2%
Ashland, Inc.	900,000	36,369
Dow Chemical Co.	5,700,000	154,413
Terra Industries, Inc.	1,300,000	41,080
W.R. Grace & Co. (a)	300,000	7,164
		239,026
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	3,200,000	87,104
TOTAL MATERIALS		326,130
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.9%
AboveNet, Inc. (a)	500,000	$ 29,320
Qwest Communications International, Inc.	15,600,000	65,676
		94,996
Wireless Telecommunication Services - 2.4%
NII Holdings, Inc. (a)	1,600,000	52,384
Sprint Nextel Corp. (a)	15,300,000	50,184
Vodafone Group PLC sponsored ADR	7,300,000	156,658
		259,226
TOTAL TELECOMMUNICATION SERVICES		354,222
UTILITIES - 3.5%
Independent Power Producers & Energy Traders - 3.5%
AES Corp.	8,000,000	101,040
Constellation Energy Group, Inc.	2,900,000	93,612
NRG Energy, Inc. (a)	7,480,000	180,343
		374,995
TOTAL COMMON STOCKS (Cost $10,157,367)		10,593,785
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02%, 2/11/10 (e) (Cost $13,500)	$ 13,500	13,500
Money Market Funds - 1.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (f)	88,804,282	$ 88,804
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	55,942,050	55,942
TOTAL MONEY MARKET FUNDS (Cost $144,746)		144,746
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,315,613)		10,752,031
NET OTHER ASSETS - (0.4)%		(40,761)
NET ASSETS - 100%		$ 10,711,270
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,503 CME E-mini S&P 500 Index Contracts	March 2010	$ 80,441	$ (2,438)
The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,200,000.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	18
Total	$ 49
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ 206,108	$ -	$ -	$ -	$ 211,891
Total	$ 206,108	$ -	$ -	$ -	$ 211,891
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,000,452	$ 1,000,452	$ -	$ -
Consumer Staples	1,166,803	894,982	271,821	-
Energy	1,231,413	1,231,413	-	-
Financials	1,589,430	1,589,430	-	-
Health Care	1,365,386	1,180,532	184,854	-
Industrials	1,121,304	1,121,304	-	-
Information Technology	2,063,650	2,063,650	-	-
Materials	326,130	326,130	-	-
Telecommunication Services	354,222	354,222	-	-
Utilities	374,995	374,995	-	-
U.S. Government and Government Agency Obligations	13,500	-	13,500	-
Money Market Funds	144,746	144,746	-	-
Total Investments in Securities:	$ 10,752,031	$ 10,281,856	$ 470,175	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,438)	$ (2,438)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $10,398,920,000. Net unrealized appreciation aggregated $353,111,000, of which $800,316,000 related to appreciated investment securities and $447,205,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused Stock Fund

January 31, 2010

1.1.813068.105

TQG-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp. (a)	56,000	$ 1,220,240
WMS Industries, Inc. (a)	55,000	2,039,400
		3,259,640
Household Durables - 0.3%
iRobot Corp. (a)(c)	25,000	395,000
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	17,300	2,169,593
Media - 1.8%
Viacom, Inc. Class B (non-vtg.) (a)	73,900	2,153,446
TOTAL CONSUMER DISCRETIONARY		7,977,679
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.8%
Walgreen Co.	60,000	2,163,000
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	58,000	3,046,160
TOTAL CONSUMER STAPLES		5,209,160
ENERGY - 11.7%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	22,000	996,160
Smith International, Inc.	29,000	879,280
		1,875,440
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	46,000	2,933,880
Occidental Petroleum Corp.	58,000	4,543,720
Peabody Energy Corp.	79,000	3,327,480
Plains Exploration & Production Co. (a)	37,000	1,233,950
		12,039,030
TOTAL ENERGY		13,914,470
FINANCIALS - 16.4%
Capital Markets - 1.9%
Charles Schwab Corp.	52,000	951,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	5,203	$ 515,253
Morgan Stanley	30,000	803,400
		2,269,733
Commercial Banks - 6.3%
Comerica, Inc.	122,000	4,210,220
Wells Fargo & Co.	115,000	3,269,450
		7,479,670
Consumer Finance - 4.9%
American Express Co.	153,500	5,780,810
Diversified Financial Services - 3.3%
Bank of America Corp.	135,000	2,049,300
JPMorgan Chase & Co.	49,300	1,919,742
		3,969,042
TOTAL FINANCIALS		19,499,255
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 0.3%
ev3, Inc. (a)	21,608	315,045
Health Care Providers & Services - 2.7%
CIGNA Corp.	77,000	2,600,290
Express Scripts, Inc. (a)	8,000	670,880
		3,271,170
Pharmaceuticals - 7.8%
Merck & Co., Inc.	136,000	5,192,480
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,000	4,140,560
		9,333,040
TOTAL HEALTH CARE		12,919,255
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	17,100	1,799,775
Construction & Engineering - 1.3%
Fluor Corp.	32,000	1,450,880
Machinery - 3.1%
Cummins, Inc.	61,500	2,777,340
Ingersoll-Rand Co. Ltd.	28,700	931,602
		3,708,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 5.7%
CSX Corp.	9,000	$ 385,740
Union Pacific Corp.	106,000	6,412,999
		6,798,739
TOTAL INDUSTRIALS		13,758,336
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	81,400	1,829,058
Computers & Peripherals - 5.9%
Apple, Inc. (a)	28,100	5,398,572
Hewlett-Packard Co.	33,800	1,590,966
		6,989,538
Electronic Equipment & Components - 0.7%
Agilent Technologies, Inc.	30,000	840,900
Internet Software & Services - 3.2%
Baidu.com, Inc. sponsored ADR (a)	3,300	1,358,643
Google, Inc. Class A (a)	4,650	2,461,803
		3,820,446
Semiconductors & Semiconductor Equipment - 4.0%
Applied Micro Circuits Corp. (a)	55,000	403,150
Avago Technologies Ltd.	29,600	514,448
Lam Research Corp. (a)	42,000	1,386,420
Teradyne, Inc. (a)(c)	262,661	2,453,254
		4,757,272
Software - 8.1%
Citrix Systems, Inc. (a)	81,000	3,365,550
Informatica Corp. (a)	35,000	829,150
Microsoft Corp.	194,000	5,466,920
		9,661,620
TOTAL INFORMATION TECHNOLOGY		27,898,834
MATERIALS - 4.8%
Chemicals - 3.4%
Celanese Corp. Class A	91,250	2,655,375
Monsanto Co.	18,000	1,365,840
		4,021,215
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	25,000	$ 1,021,250
Newcrest Mining Ltd.	24,000	669,130
		1,690,380
TOTAL MATERIALS		5,711,595
UTILITIES - 1.8%
Multi-Utilities - 1.8%
TECO Energy, Inc.	135,000	2,101,950
TOTAL COMMON STOCKS (Cost $101,359,373)		108,990,534
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (d)	2,323,669	2,323,669
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	2,670,000	2,670,000
TOTAL MONEY MARKET FUNDS (Cost $4,993,669)		4,993,669
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $106,353,042)		113,984,203
NET OTHER ASSETS - 4.1%		4,892,008
NET ASSETS - 100%		$ 118,876,211
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 899
Fidelity Securities Lending Cash Central Fund	1,319
Total	$ 2,218
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $107,614,759. Net unrealized appreciation aggregated $6,369,444, of which $10,388,669 related to appreciated investment securities and $4,019,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Independence Fund

January 31, 2010

1.813071.105

SCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.5%
BorgWarner, Inc.	329,800	$ 11,573
Tenneco, Inc. (a)	580,900	10,270
		21,843
Hotels, Restaurants & Leisure - 2.3%
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,488
Vail Resorts, Inc. (a)(c)	285,800	9,631
WMS Industries, Inc. (a)	207,500	7,694
Wyndham Worldwide Corp.	611,015	12,825
		32,638
Household Durables - 2.5%
iRobot Corp. (a)(c)	308,470	4,874
Meritage Homes Corp. (a)	468,800	10,496
Mohawk Industries, Inc. (a)	231,800	9,599
Tempur-Pedic International, Inc. (a)	417,646	10,395
		35,364
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (c)	199,400	4,060
Media - 1.7%
John Wiley & Sons, Inc. Class A	309,000	12,901
Lamar Advertising Co. Class A (a)	413,100	11,815
		24,716
Specialty Retail - 4.5%
Cabela's, Inc. Class A (a)(c)	662,762	10,684
Fourlis Holdings SA	725,792	8,835
Genesco, Inc. (a)	111,283	2,624
Gymboree Corp. (a)	255,900	9,983
RadioShack Corp.	556,800	10,869
Shoe Carnival, Inc. (a)	601,347	10,987
Signet Jewelers Ltd. (a)	356,700	9,759
		63,741
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	111,800	10,975
G-III Apparel Group Ltd. (a)	629,800	10,965
		21,940
TOTAL CONSUMER DISCRETIONARY		204,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	149,100	$ 5,733
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	170,400	5,758
Casey's General Stores, Inc.	137,500	4,219
		9,977
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)(c)	87,301	7,405
Tyson Foods, Inc. Class A	494,900	6,840
		14,245
Personal Products - 1.2%
Chattem, Inc. (a)	75,400	7,047
Elizabeth Arden, Inc. (a)	540,700	8,392
Schiff Nutrition International, Inc.	266,700	2,134
		17,573
TOTAL CONSUMER STAPLES		47,528
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	239,152	8,016
Hornbeck Offshore Services, Inc. (a)	274,100	5,896
Superior Energy Services, Inc. (a)	348,300	8,000
		21,912
Oil, Gas & Consumable Fuels - 3.1%
Cloud Peak Energy, Inc.	549,800	7,428
Comstock Resources, Inc. (a)	253,600	9,888
EXCO Resources, Inc.	584,200	10,247
Mariner Energy, Inc. (a)	495,700	7,163
Whiting Petroleum Corp. (a)	142,300	9,471
		44,197
TOTAL ENERGY		66,109
FINANCIALS - 21.1%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)(c)	180,500	10,933
optionsXpress Holdings, Inc.	884,800	12,697
Waddell & Reed Financial, Inc. Class A	515,900	16,163
		39,793
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 6.7%
Associated Banc-Corp. (c)	1,110,623	$ 14,127
CapitalSource, Inc.	2,727,600	13,065
City National Corp.	373,600	18,452
CVB Financial Corp. (c)	970,800	9,300
National Penn Bancshares, Inc.	2,552,300	15,314
PacWest Bancorp	459,000	9,524
TCF Financial Corp. (c)	1,142,900	16,732
		96,514
Diversified Financial Services - 0.4%
Gimv NV	105,300	5,392
Insurance - 3.8%
Amerisafe, Inc. (a)	667,300	11,544
Endurance Specialty Holdings Ltd.	384,100	13,835
Max Capital Group Ltd.	588,800	13,260
Platinum Underwriters Holdings Ltd.	417,100	15,124
		53,763
Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc. (c)	262,100	15,655
Highwoods Properties, Inc. (SBI)	270,200	8,163
Home Properties, Inc.	192,614	8,539
National Retail Properties, Inc.	418,500	8,454
SL Green Realty Corp.	96,900	4,408
		45,219
Real Estate Management & Development - 2.3%
Forestar Group, Inc. (a)	916,200	17,014
Jones Lang LaSalle, Inc.	288,600	16,453
		33,467
Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	831,500	10,976
Washington Federal, Inc.	843,500	15,731
		26,707
TOTAL FINANCIALS		300,855
HEALTH CARE - 13.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	76,300	3,538
BioMarin Pharmaceutical, Inc. (a)	207,200	4,026
Human Genome Sciences, Inc. (a)	36,200	958
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(c)	474,246	$ 5,065
OREXIGEN Therapeutics, Inc. (a)	396,500	2,522
Protalix BioTherapeutics, Inc. (a)	19,753	135
Regeneron Pharmaceuticals, Inc. (a)	144,900	3,863
Theravance, Inc. (a)(c)	379,300	4,161
		24,268
Health Care Equipment & Supplies - 2.2%
Angiodynamics, Inc. (a)	444,100	7,128
Conceptus, Inc. (a)	77,653	1,507
DexCom, Inc. (a)(c)	545,700	4,944
Masimo Corp. (a)	22,300	619
Quidel Corp. (a)	12,400	165
Syneron Medical Ltd. (a)	415,026	4,117
Volcano Corp. (a)	399,700	7,918
Zoll Medical Corp. (a)	177,500	4,942
		31,340
Health Care Providers & Services - 5.8%
Alliance Healthcare Services, Inc. (a)	1,080,378	5,434
BioScrip, Inc. (a)	824,400	5,993
Catalyst Health Solutions, Inc. (a)	85,300	3,355
CIGNA Corp.	199,900	6,751
Emergency Medical Services Corp. Class A (a)	200,700	10,539
Emeritus Corp. (a)(c)	292,641	5,326
Hanger Orthopedic Group, Inc. (a)	479,700	7,800
Health Net, Inc. (a)	458,728	11,129
LHC Group, Inc. (a)	162,600	5,006
Odyssey Healthcare, Inc. (a)	412,600	6,057
PSS World Medical, Inc. (a)	265,500	5,448
RehabCare Group, Inc. (a)	236,250	6,865
ResCare, Inc. (a)	20,000	180
Sun Healthcare Group, Inc. (a)	378,000	3,304
		83,187
Health Care Technology - 1.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	65,900	1,085
Computer Programs & Systems, Inc.	75,245	2,831
SXC Health Solutions Corp. (a)	156,200	7,335
Transcend Services, Inc. (a)	174,665	3,277
		14,528
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.2%
Bruker BioSciences Corp. (a)	598,000	$ 7,337
eResearchTechnology, Inc. (a)	892,099	5,486
ICON PLC sponsored ADR (a)	262,818	6,528
Illumina, Inc. (a)	176,950	6,492
QIAGEN NV (a)	238,500	5,190
		31,033
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	129,999	1,903
King Pharmaceuticals, Inc. (a)	305,000	3,663
ViroPharma, Inc. (a)	571,800	5,649
		11,215
TOTAL HEALTH CARE		195,571
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	67,200	5,307
Teledyne Technologies, Inc. (a)	214,100	7,977
		13,284
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	565,100	7,759
Airlines - 0.4%
Alaska Air Group, Inc. (a)	188,300	5,901
Building Products - 1.4%
AAON, Inc.	363,800	7,491
Armstrong World Industries, Inc. (a)	333,800	12,160
		19,651
Commercial Services & Supplies - 0.5%
United Stationers, Inc. (a)	141,342	7,712
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	387,100	7,854
Granite Construction, Inc.	332,800	10,277
		18,131
Electrical Equipment - 1.5%
General Cable Corp. (a)(c)	402,315	11,707
Regal-Beloit Corp.	128,900	6,110
SunPower Corp. Class A (a)(c)	148,600	3,030
		20,847
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	277,500	$ 9,302
Machinery - 3.0%
Gardner Denver, Inc.	176,100	7,018
Graco, Inc.	244,260	6,519
John Bean Technologies Corp.	509,400	8,400
Manitowoc Co., Inc.	792,900	8,643
Timken Co.	523,700	11,736
		42,316
Professional Services - 1.0%
ICF International, Inc. (a)	235,300	5,508
Kforce, Inc. (a)	646,000	8,637
		14,145
Road & Rail - 0.5%
Kansas City Southern (a)	264,400	7,853
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	251,800	4,230
Rush Enterprises, Inc. Class A (a)	499,950	5,679
WESCO International, Inc. (a)	237,200	6,575
		16,484
TOTAL INDUSTRIALS		183,385
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.5%
Adtran, Inc.	513,600	10,888
DragonWave, Inc. (a)(c)	446,100	4,998
Emulex Corp. (a)	662,600	7,448
NETGEAR, Inc. (a)	393,200	8,116
SeaChange International, Inc. (a)	555,100	3,591
		35,041
Computers & Peripherals - 2.0%
QLogic Corp. (a)	263,200	4,524
SanDisk Corp. (a)	412,100	10,476
Super Micro Computer, Inc. (a)	410,600	5,079
Synaptics, Inc. (a)(c)	327,400	8,286
		28,365
Electronic Equipment & Components - 2.1%
Anixter International, Inc. (a)(c)	214,000	8,920
IPG Photonics Corp. (a)	486,400	7,004
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	268,700	$ 7,112
Trimble Navigation Ltd. (a)	299,200	6,849
		29,885
Internet Software & Services - 2.1%
Art Technology Group, Inc. (a)	1,856,100	8,315
j2 Global Communications, Inc. (a)	298,700	6,135
Open Text Corp. (a)	149,100	5,874
Rackspace Hosting, Inc. (a)	513,700	9,360
		29,684
IT Services - 1.9%
Sapient Corp. (a)	1,180,800	9,151
Wright Express Corp. (a)	631,333	18,538
		27,689
Semiconductors & Semiconductor Equipment - 3.7%
Atheros Communications, Inc. (a)	228,800	7,338
Brooks Automation, Inc. (a)	338,500	2,823
Micron Technology, Inc. (a)	335,100	2,922
MKS Instruments, Inc. (a)	282,700	4,693
Omnivision Technologies, Inc. (a)	555,200	7,162
PMC-Sierra, Inc. (a)	282,400	2,245
Standard Microsystems Corp. (a)	179,390	3,579
Teradyne, Inc. (a)	398,987	3,727
Ultratech, Inc. (a)	359,700	4,906
Varian Semiconductor Equipment Associates, Inc. (a)	204,700	6,004
Verigy Ltd. (a)	676,500	7,333
		52,732
Software - 4.6%
Ariba, Inc. (a)	522,100	6,573
JDA Software Group, Inc. (a)	288,600	7,564
Mentor Graphics Corp. (a)	1,325,800	10,633
Nuance Communications, Inc. (a)	904,100	13,580
Parametric Technology Corp. (a)	829,200	13,732
Radiant Systems, Inc. (a)	680,200	7,856
Synopsys, Inc. (a)	273,100	5,809
		65,747
TOTAL INFORMATION TECHNOLOGY		269,143
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.3%
Chemicals - 2.1%
Cabot Corp.	364,400	$ 9,394
Rockwood Holdings, Inc. (a)	441,200	9,667
Solutia, Inc. (a)	744,200	10,233
		29,294
Construction Materials - 0.4%
Texas Industries, Inc.	161,800	5,491
Metals & Mining - 2.8%
Carpenter Technology Corp.	343,000	9,192
Commercial Metals Co.	485,500	6,671
Compass Minerals International, Inc.	164,500	10,370
First Uranium Corp. (a)(c)	1,463,900	2,629
Red Back Mining, Inc. (a)	774,000	11,632
		40,494
TOTAL MATERIALS		75,279
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc. (a)(c)	118,600	6,955
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	149,600	4,898
Syniverse Holdings, Inc. (a)	290,000	4,875
		9,773
TOTAL TELECOMMUNICATION SERVICES		16,728
UTILITIES - 3.3%
Electric Utilities - 1.6%
Cleco Corp.	277,100	7,182
Great Plains Energy, Inc.	249,100	4,449
Portland General Electric Co.	244,000	4,758
Westar Energy, Inc.	297,100	6,337
		22,726
Gas Utilities - 1.0%
Northwest Natural Gas Co.	159,400	6,913
Southwest Gas Corp.	278,900	7,717
		14,630
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	267,700	6,545
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.2%
Southwest Water Co.	476,800	$ 2,889
TOTAL UTILITIES		46,790
TOTAL COMMON STOCKS (Cost $1,330,748)		1,405,690
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 2/11/10 (d) (Cost $1,000)	$ 1,000	1,000
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	15,849,376	15,849
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	78,544,278	78,544
TOTAL MONEY MARKET FUNDS (Cost $94,393)		94,393
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,426,141)		1,501,083
NET OTHER ASSETS - (5.3)%		(75,121)
NET ASSETS - 100%		$ 1,425,962
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
155 NYFE Russell Mini Index Contracts	March 2010	$ 9,316	$ (502)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,000,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	182
Total	$ 194
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	26,806	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 50,590	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 204,302	$ 195,467	$ 8,835	$ -
Consumer Staples	47,528	47,528	-	-
Energy	66,109	66,109	-	-
Financials	300,855	295,463	5,392	-
Health Care	195,571	195,571	-	-
Industrials	183,385	183,385	-	-
Information Technology	269,143	269,143	-	-
Materials	75,279	75,279	-	-
Telecommunication Services	16,728	16,728	-	-
Utilities	46,790	46,790	-	-
U.S. Government and Government Agency Obligations	1,000	-	1,000	-
Money Market Funds	94,393	94,393	-	-
Total Investments in Securities:	$ 1,501,083	$ 1,485,856	$ 15,227	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (502)	$ (502)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,427,466,000. Net unrealized appreciation aggregated $73,617,000, of which $130,701,000 related to appreciated investment securities and $57,084,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Small Cap Independence Fund

1.863106.102

ASCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.5%
BorgWarner, Inc.	329,800	$ 11,573
Tenneco, Inc. (a)	580,900	10,270
		21,843
Hotels, Restaurants & Leisure - 2.3%
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,488
Vail Resorts, Inc. (a)(c)	285,800	9,631
WMS Industries, Inc. (a)	207,500	7,694
Wyndham Worldwide Corp.	611,015	12,825
		32,638
Household Durables - 2.5%
iRobot Corp. (a)(c)	308,470	4,874
Meritage Homes Corp. (a)	468,800	10,496
Mohawk Industries, Inc. (a)	231,800	9,599
Tempur-Pedic International, Inc. (a)	417,646	10,395
		35,364
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (c)	199,400	4,060
Media - 1.7%
John Wiley & Sons, Inc. Class A	309,000	12,901
Lamar Advertising Co. Class A (a)	413,100	11,815
		24,716
Specialty Retail - 4.5%
Cabela's, Inc. Class A (a)(c)	662,762	10,684
Fourlis Holdings SA	725,792	8,835
Genesco, Inc. (a)	111,283	2,624
Gymboree Corp. (a)	255,900	9,983
RadioShack Corp.	556,800	10,869
Shoe Carnival, Inc. (a)	601,347	10,987
Signet Jewelers Ltd. (a)	356,700	9,759
		63,741
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	111,800	10,975
G-III Apparel Group Ltd. (a)	629,800	10,965
		21,940
TOTAL CONSUMER DISCRETIONARY		204,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	149,100	$ 5,733
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	170,400	5,758
Casey's General Stores, Inc.	137,500	4,219
		9,977
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)(c)	87,301	7,405
Tyson Foods, Inc. Class A	494,900	6,840
		14,245
Personal Products - 1.2%
Chattem, Inc. (a)	75,400	7,047
Elizabeth Arden, Inc. (a)	540,700	8,392
Schiff Nutrition International, Inc.	266,700	2,134
		17,573
TOTAL CONSUMER STAPLES		47,528
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	239,152	8,016
Hornbeck Offshore Services, Inc. (a)	274,100	5,896
Superior Energy Services, Inc. (a)	348,300	8,000
		21,912
Oil, Gas & Consumable Fuels - 3.1%
Cloud Peak Energy, Inc.	549,800	7,428
Comstock Resources, Inc. (a)	253,600	9,888
EXCO Resources, Inc.	584,200	10,247
Mariner Energy, Inc. (a)	495,700	7,163
Whiting Petroleum Corp. (a)	142,300	9,471
		44,197
TOTAL ENERGY		66,109
FINANCIALS - 21.1%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)(c)	180,500	10,933
optionsXpress Holdings, Inc.	884,800	12,697
Waddell & Reed Financial, Inc. Class A	515,900	16,163
		39,793
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 6.7%
Associated Banc-Corp. (c)	1,110,623	$ 14,127
CapitalSource, Inc.	2,727,600	13,065
City National Corp.	373,600	18,452
CVB Financial Corp. (c)	970,800	9,300
National Penn Bancshares, Inc.	2,552,300	15,314
PacWest Bancorp	459,000	9,524
TCF Financial Corp. (c)	1,142,900	16,732
		96,514
Diversified Financial Services - 0.4%
Gimv NV	105,300	5,392
Insurance - 3.8%
Amerisafe, Inc. (a)	667,300	11,544
Endurance Specialty Holdings Ltd.	384,100	13,835
Max Capital Group Ltd.	588,800	13,260
Platinum Underwriters Holdings Ltd.	417,100	15,124
		53,763
Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc. (c)	262,100	15,655
Highwoods Properties, Inc. (SBI)	270,200	8,163
Home Properties, Inc.	192,614	8,539
National Retail Properties, Inc.	418,500	8,454
SL Green Realty Corp.	96,900	4,408
		45,219
Real Estate Management & Development - 2.3%
Forestar Group, Inc. (a)	916,200	17,014
Jones Lang LaSalle, Inc.	288,600	16,453
		33,467
Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	831,500	10,976
Washington Federal, Inc.	843,500	15,731
		26,707
TOTAL FINANCIALS		300,855
HEALTH CARE - 13.7%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	76,300	3,538
BioMarin Pharmaceutical, Inc. (a)	207,200	4,026
Human Genome Sciences, Inc. (a)	36,200	958
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(c)	474,246	$ 5,065
OREXIGEN Therapeutics, Inc. (a)	396,500	2,522
Protalix BioTherapeutics, Inc. (a)	19,753	135
Regeneron Pharmaceuticals, Inc. (a)	144,900	3,863
Theravance, Inc. (a)(c)	379,300	4,161
		24,268
Health Care Equipment & Supplies - 2.2%
Angiodynamics, Inc. (a)	444,100	7,128
Conceptus, Inc. (a)	77,653	1,507
DexCom, Inc. (a)(c)	545,700	4,944
Masimo Corp. (a)	22,300	619
Quidel Corp. (a)	12,400	165
Syneron Medical Ltd. (a)	415,026	4,117
Volcano Corp. (a)	399,700	7,918
Zoll Medical Corp. (a)	177,500	4,942
		31,340
Health Care Providers & Services - 5.8%
Alliance Healthcare Services, Inc. (a)	1,080,378	5,434
BioScrip, Inc. (a)	824,400	5,993
Catalyst Health Solutions, Inc. (a)	85,300	3,355
CIGNA Corp.	199,900	6,751
Emergency Medical Services Corp. Class A (a)	200,700	10,539
Emeritus Corp. (a)(c)	292,641	5,326
Hanger Orthopedic Group, Inc. (a)	479,700	7,800
Health Net, Inc. (a)	458,728	11,129
LHC Group, Inc. (a)	162,600	5,006
Odyssey Healthcare, Inc. (a)	412,600	6,057
PSS World Medical, Inc. (a)	265,500	5,448
RehabCare Group, Inc. (a)	236,250	6,865
ResCare, Inc. (a)	20,000	180
Sun Healthcare Group, Inc. (a)	378,000	3,304
		83,187
Health Care Technology - 1.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	65,900	1,085
Computer Programs & Systems, Inc.	75,245	2,831
SXC Health Solutions Corp. (a)	156,200	7,335
Transcend Services, Inc. (a)	174,665	3,277
		14,528
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.2%
Bruker BioSciences Corp. (a)	598,000	$ 7,337
eResearchTechnology, Inc. (a)	892,099	5,486
ICON PLC sponsored ADR (a)	262,818	6,528
Illumina, Inc. (a)	176,950	6,492
QIAGEN NV (a)	238,500	5,190
		31,033
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	129,999	1,903
King Pharmaceuticals, Inc. (a)	305,000	3,663
ViroPharma, Inc. (a)	571,800	5,649
		11,215
TOTAL HEALTH CARE		195,571
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	67,200	5,307
Teledyne Technologies, Inc. (a)	214,100	7,977
		13,284
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	565,100	7,759
Airlines - 0.4%
Alaska Air Group, Inc. (a)	188,300	5,901
Building Products - 1.4%
AAON, Inc.	363,800	7,491
Armstrong World Industries, Inc. (a)	333,800	12,160
		19,651
Commercial Services & Supplies - 0.5%
United Stationers, Inc. (a)	141,342	7,712
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	387,100	7,854
Granite Construction, Inc.	332,800	10,277
		18,131
Electrical Equipment - 1.5%
General Cable Corp. (a)(c)	402,315	11,707
Regal-Beloit Corp.	128,900	6,110
SunPower Corp. Class A (a)(c)	148,600	3,030
		20,847
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	277,500	$ 9,302
Machinery - 3.0%
Gardner Denver, Inc.	176,100	7,018
Graco, Inc.	244,260	6,519
John Bean Technologies Corp.	509,400	8,400
Manitowoc Co., Inc.	792,900	8,643
Timken Co.	523,700	11,736
		42,316
Professional Services - 1.0%
ICF International, Inc. (a)	235,300	5,508
Kforce, Inc. (a)	646,000	8,637
		14,145
Road & Rail - 0.5%
Kansas City Southern (a)	264,400	7,853
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	251,800	4,230
Rush Enterprises, Inc. Class A (a)	499,950	5,679
WESCO International, Inc. (a)	237,200	6,575
		16,484
TOTAL INDUSTRIALS		183,385
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.5%
Adtran, Inc.	513,600	10,888
DragonWave, Inc. (a)(c)	446,100	4,998
Emulex Corp. (a)	662,600	7,448
NETGEAR, Inc. (a)	393,200	8,116
SeaChange International, Inc. (a)	555,100	3,591
		35,041
Computers & Peripherals - 2.0%
QLogic Corp. (a)	263,200	4,524
SanDisk Corp. (a)	412,100	10,476
Super Micro Computer, Inc. (a)	410,600	5,079
Synaptics, Inc. (a)(c)	327,400	8,286
		28,365
Electronic Equipment & Components - 2.1%
Anixter International, Inc. (a)(c)	214,000	8,920
IPG Photonics Corp. (a)	486,400	7,004
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	268,700	$ 7,112
Trimble Navigation Ltd. (a)	299,200	6,849
		29,885
Internet Software & Services - 2.1%
Art Technology Group, Inc. (a)	1,856,100	8,315
j2 Global Communications, Inc. (a)	298,700	6,135
Open Text Corp. (a)	149,100	5,874
Rackspace Hosting, Inc. (a)	513,700	9,360
		29,684
IT Services - 1.9%
Sapient Corp. (a)	1,180,800	9,151
Wright Express Corp. (a)	631,333	18,538
		27,689
Semiconductors & Semiconductor Equipment - 3.7%
Atheros Communications, Inc. (a)	228,800	7,338
Brooks Automation, Inc. (a)	338,500	2,823
Micron Technology, Inc. (a)	335,100	2,922
MKS Instruments, Inc. (a)	282,700	4,693
Omnivision Technologies, Inc. (a)	555,200	7,162
PMC-Sierra, Inc. (a)	282,400	2,245
Standard Microsystems Corp. (a)	179,390	3,579
Teradyne, Inc. (a)	398,987	3,727
Ultratech, Inc. (a)	359,700	4,906
Varian Semiconductor Equipment Associates, Inc. (a)	204,700	6,004
Verigy Ltd. (a)	676,500	7,333
		52,732
Software - 4.6%
Ariba, Inc. (a)	522,100	6,573
JDA Software Group, Inc. (a)	288,600	7,564
Mentor Graphics Corp. (a)	1,325,800	10,633
Nuance Communications, Inc. (a)	904,100	13,580
Parametric Technology Corp. (a)	829,200	13,732
Radiant Systems, Inc. (a)	680,200	7,856
Synopsys, Inc. (a)	273,100	5,809
		65,747
TOTAL INFORMATION TECHNOLOGY		269,143
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.3%
Chemicals - 2.1%
Cabot Corp.	364,400	$ 9,394
Rockwood Holdings, Inc. (a)	441,200	9,667
Solutia, Inc. (a)	744,200	10,233
		29,294
Construction Materials - 0.4%
Texas Industries, Inc.	161,800	5,491
Metals & Mining - 2.8%
Carpenter Technology Corp.	343,000	9,192
Commercial Metals Co.	485,500	6,671
Compass Minerals International, Inc.	164,500	10,370
First Uranium Corp. (a)(c)	1,463,900	2,629
Red Back Mining, Inc. (a)	774,000	11,632
		40,494
TOTAL MATERIALS		75,279
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc. (a)(c)	118,600	6,955
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	149,600	4,898
Syniverse Holdings, Inc. (a)	290,000	4,875
		9,773
TOTAL TELECOMMUNICATION SERVICES		16,728
UTILITIES - 3.3%
Electric Utilities - 1.6%
Cleco Corp.	277,100	7,182
Great Plains Energy, Inc.	249,100	4,449
Portland General Electric Co.	244,000	4,758
Westar Energy, Inc.	297,100	6,337
		22,726
Gas Utilities - 1.0%
Northwest Natural Gas Co.	159,400	6,913
Southwest Gas Corp.	278,900	7,717
		14,630
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	267,700	6,545
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.2%
Southwest Water Co.	476,800	$ 2,889
TOTAL UTILITIES		46,790
TOTAL COMMON STOCKS (Cost $1,330,748)		1,405,690
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 2/11/10 (d) (Cost $1,000)	$ 1,000	1,000
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	15,849,376	15,849
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	78,544,278	78,544
TOTAL MONEY MARKET FUNDS (Cost $94,393)		94,393
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,426,141)		1,501,083
NET OTHER ASSETS - (5.3)%		(75,121)
NET ASSETS - 100%		$ 1,425,962
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
155 NYFE Russell Mini Index Contracts	March 2010	$ 9,316	$ (502)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,000,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	182
Total	$ 194
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	26,806	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 50,590	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 204,302	$ 195,467	$ 8,835	$ -
Consumer Staples	47,528	47,528	-	-
Energy	66,109	66,109	-	-
Financials	300,855	295,463	5,392	-
Health Care	195,571	195,571	-	-
Industrials	183,385	183,385	-	-
Information Technology	269,143	269,143	-	-
Materials	75,279	75,279	-	-
Telecommunication Services	16,728	16,728	-	-
Utilities	46,790	46,790	-	-
U.S. Government and Government Agency Obligations	1,000	-	1,000	-
Money Market Funds	94,393	94,393	-	-
Total Investments in Securities:	$ 1,501,083	$ 1,485,856	$ 15,227	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (502)	$ (502)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,427,466,000. Net unrealized appreciation aggregated $73,617,000, of which $130,701,000 related to appreciated investment securities and $57,084,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Stock Selector

January 31, 2010

1.813022.105

FSS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.6%
BorgWarner, Inc.	27,300	$ 958
Gentex Corp.	3,100	59
Johnson Controls, Inc.	64,391	1,792
Stoneridge, Inc. (a)	103,200	720
The Goodyear Tire & Rubber Co. (a)	35,300	471
		4,000
Automobiles - 0.3%
Ford Motor Co. (a)	122,300	1,326
Harley-Davidson, Inc.	19,400	441
		1,767
Distributors - 0.1%
Li & Fung Ltd.	106,000	486
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,500	394
Brinks Home Security Holdings, Inc. (a)	7,900	324
Carriage Services, Inc. (a)	35,800	138
Coinstar, Inc. (a)	6,660	172
DeVry, Inc.	6,900	421
Navitas Ltd.	22,805	90
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	14
Sotheby's Class A (ltd. vtg.)	22,351	519
Steiner Leisure Ltd. (a)	5,800	231
Stewart Enterprises, Inc. Class A	34,900	177
Strayer Education, Inc.	2,000	416
		2,896
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	8,000	169
Carnival Corp. unit	26,800	893
Ctrip.com International Ltd. sponsored ADR (a)	17,400	544
Darden Restaurants, Inc.	22,400	828
Home Inns & Hotels Management, Inc. sponsored ADR (a)	4,600	141
International Game Technology	23,400	429
Jack in the Box, Inc. (a)	9,900	193
Las Vegas Sands Corp. (a)(c)	45,000	698
McDonald's Corp.	50,000	3,122
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	41,000	146
MGM Mirage, Inc. (a)	10,900	121
P.F. Chang's China Bistro, Inc. (a)	6,500	251
Royal Caribbean Cruises Ltd. (a)	7,000	183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sands China Ltd.	62,800	$ 89
Sonic Corp. (a)	22,400	189
Starbucks Corp. (a)	47,098	1,026
Starwood Hotels & Resorts Worldwide, Inc.	24,000	800
Texas Roadhouse, Inc. Class A (a)	27,500	320
Vail Resorts, Inc. (a)	7,400	249
WMS Industries, Inc. (a)	20,100	745
Wyndham Worldwide Corp.	58,100	1,220
Wynn Macau Ltd.	178,587	227
		12,583
Household Durables - 0.7%
Black & Decker Corp.	16,900	1,093
D.R. Horton, Inc.	14,800	174
KB Home	23,700	362
Lennar Corp. Class A	23,600	362
M.D.C. Holdings, Inc.	2,300	77
Meritage Homes Corp. (a)	7,500	168
Mohawk Industries, Inc. (a)	8,000	331
NVR, Inc. (a)	150	103
Panasonic Corp.	21,100	330
PDG Realty S.A. Empreendimentos e Participacoes	30,300	239
Sony Corp. sponsored ADR	17,400	578
Tempur-Pedic International, Inc. (a)	12,300	306
Toll Brothers, Inc. (a)	10,500	194
Whirlpool Corp.	5,398	406
		4,723
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	24,900	3,123
Blue Nile, Inc. (a)	3,122	161
Expedia, Inc. (a)	20,300	435
Priceline.com, Inc. (a)	2,400	469
		4,188
Leisure Equipment & Products - 0.0%
Polaris Industries, Inc.	5,800	256
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A	34,500	885
Comcast Corp. Class A	93,465	1,480
DIRECTV (a)	49,503	1,502
Discovery Communications, Inc. Class C (a)	5,600	147
DISH Network Corp. Class A	14,200	259
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A (a)	4,200	$ 164
Focus Media Holding Ltd. ADR (a)	19,300	259
Interpublic Group of Companies, Inc. (a)	89,900	581
Lamar Advertising Co. Class A (a)	10,894	312
Liberty Global, Inc. Class A (a)	11,500	292
Liberty Media Corp. Starz Series A (a)	2,060	97
McGraw-Hill Companies, Inc.	160,420	5,687
National CineMedia, Inc.	20,600	309
Net Servicos de Comunicacao SA sponsored ADR	13,700	162
News Corp.:
Class A	32,000	404
Class B (c)	21,500	316
SearchMedia Holdings Ltd. (a)	60,900	369
SinoMedia Holding Ltd.	22,000	6
Ten Network Holdings Ltd.	93,471	127
The Walt Disney Co.	107,300	3,171
Time Warner Cable, Inc.	24,600	1,072
Time Warner, Inc.	25,886	711
Viacom, Inc. Class B (non-vtg.) (a)	37,000	1,078
Virgin Media, Inc.	52,252	741
VisionChina Media, Inc. ADR (a)	48,100	418
		20,549
Multiline Retail - 0.7%
Kohl's Corp. (a)	12,400	625
Nordstrom, Inc.	12,000	414
Target Corp.	68,650	3,520
		4,559
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	35,600	1,404
Bed Bath & Beyond, Inc. (a)	11,500	445
Best Buy Co., Inc.	5,898	216
Cabela's, Inc. Class A (a)	14,400	232
Citi Trends, Inc. (a)	15,600	486
Conn's, Inc. (a)(c)	17,683	99
Gymboree Corp. (a)	11,900	464
hhgregg, Inc. (a)	14,200	302
Home Depot, Inc.	29,100	815
Lowe's Companies, Inc.	151,695	3,284
O'Reilly Automotive, Inc. (a)	10,700	404
OfficeMax, Inc. (a)	19,900	258
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	10,015	$ 195
Ross Stores, Inc.	11,700	537
Signet Jewelers Ltd. (a)	6,700	183
Staples, Inc.	65,289	1,532
Urban Outfitters, Inc. (a)	15,100	477
Vitamin Shoppe, Inc.	7,100	149
West Marine, Inc. (a)	7,900	66
Williams-Sonoma, Inc.	11,000	209
Zumiez, Inc. (a)	15,300	195
		11,952
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	3,100	304
G-III Apparel Group Ltd. (a)	12,000	209
NIKE, Inc. Class B	11,600	740
Phillips-Van Heusen Corp.	5,700	224
VF Corp.	4,200	303
		1,780
TOTAL CONSUMER DISCRETIONARY		69,739
CONSUMER STAPLES - 11.0%
Beverages - 2.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	16,000	167
Anheuser-Busch InBev SA NV	33,540	1,674
Brown-Forman Corp. Class B (non-vtg.)	4,239	218
Coca-Cola Enterprises, Inc.	47,200	953
Coca-Cola FEMSA SAB de CV sponsored ADR	5,900	365
Coca-Cola Icecek AS	20,000	167
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,700	342
Constellation Brands, Inc. Class A (sub. vtg.) (a)	110,800	1,782
Cott Corp. (a)	100	1
Diageo PLC sponsored ADR	11,700	786
Dr Pepper Snapple Group, Inc.	31,400	869
Embotelladora Andina SA sponsored ADR	17,600	350
Fomento Economico Mexicano SAB de CV sponsored ADR	4,200	177
Heckmann Corp. (a)	32,400	158
Molson Coors Brewing Co. Class B	52,830	2,219
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	56,500	$ 3,369
The Coca-Cola Co.	78,800	4,275
		17,872
Food & Staples Retailing - 2.9%
BJ's Wholesale Club, Inc. (a)	37,415	1,264
Costco Wholesale Corp.	10,000	574
CVS Caremark Corp.	142,847	4,624
Kroger Co.	65,842	1,411
Safeway, Inc.	104,884	2,355
Susser Holdings Corp. (a)	43,300	382
The Pantry, Inc. (a)	7,500	101
Wal-Mart Stores, Inc.	61,762	3,300
Walgreen Co.	125,358	4,519
		18,530
Food Products - 1.4%
Archer Daniels Midland Co.	36,100	1,082
Ausnutria Dairy Hunan Co. Ltd. Class H	243,000	175
Brasil Foods SA	100	2
Bunge Ltd.	14,600	858
Cadbury PLC sponsored ADR	100	5
Cermaq ASA (a)	18,400	182
Corn Products International, Inc.	13,000	369
Cosan Ltd. Class A (a)	4,600	36
Danone	4,111	235
Dean Foods Co. (a)	50,900	897
General Mills, Inc.	9,300	663
Lindt & Spruengli AG	6	148
Nestle SA (Reg.)	45,211	2,143
SLC Agricola SA	18,400	175
Tyson Foods, Inc. Class A	27,869	385
Unilever NV (NY Shares)	46,000	1,407
Viterra, Inc. (a)	19,400	173
		8,935
Household Products - 2.1%
Colgate-Palmolive Co.	10,150	812
Energizer Holdings, Inc. (a)	21,720	1,205
Procter & Gamble Co.	178,739	11,001
		13,018
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Avon Products, Inc.	85,319	$ 2,572
Mead Johnson Nutrition Co. Class A	5,100	231
Natura Cosmeticos SA	9,200	167
		2,970
Tobacco - 1.3%
Altria Group, Inc.	143,923	2,858
British American Tobacco PLC sponsored ADR	54,210	3,607
KT&G Corp.	3,417	200
Philip Morris International, Inc.	34,880	1,587
Souza Cruz Industria Comerico	5,400	173
		8,425
TOTAL CONSUMER STAPLES		69,750
ENERGY - 11.1%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	3,520	118
Baker Hughes, Inc.	12,100	548
Basic Energy Services, Inc. (a)	3,200	30
BJ Services Co.	142,525	2,946
Cameron International Corp. (a)	2,300	87
Complete Production Services, Inc. (a)	5,600	70
Core Laboratories NV	2,600	304
Dresser-Rand Group, Inc. (a)	4,000	118
Dril-Quip, Inc. (a)	11,700	614
Ensco International Ltd. ADR	10,000	390
FMC Technologies, Inc. (a)	3,500	186
Global Industries Ltd. (a)	35,200	245
Halliburton Co.	44,007	1,285
Helix Energy Solutions Group, Inc. (a)	7,200	76
Helmerich & Payne, Inc.	25,500	1,067
Hercules Offshore, Inc. (a)	16,900	66
Key Energy Services, Inc. (a)	7,500	73
Nabors Industries Ltd. (a)	74,500	1,661
National Oilwell Varco, Inc.	55,000	2,250
Newpark Resources, Inc. (a)	500	2
Noble Corp.	56,900	2,294
Northern Offshore Ltd. (a)	122,100	211
Oceaneering International, Inc. (a)	9,800	536
Oil States International, Inc. (a)	2,600	96
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	12,900	$ 198
Pride International, Inc. (a)	14,700	435
Schlumberger Ltd.	80,185	5,089
Smith International, Inc.	51,796	1,570
Superior Energy Services, Inc. (a)	20,500	471
Superior Well Services, Inc. (a)	900	14
Transocean Ltd. (a)	29,400	2,491
TSC Offshore Group Ltd. (a)	174,000	57
Weatherford International Ltd. (a)	138,900	2,178
Willbros Group, Inc. (a)	22,100	338
		28,114
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	57,000	2,315
Anadarko Petroleum Corp.	40,100	2,558
Apache Corp.	13,200	1,304
Arch Coal, Inc.	72,700	1,532
Arena Resources, Inc. (a)	9,800	376
Berry Petroleum Co. Class A	4,200	114
BG Group PLC	12,381	228
BP PLC sponsored ADR	25,600	1,437
Brigham Exploration Co. (a)	12,000	156
Cabot Oil & Gas Corp.	49,141	1,881
Canadian Natural Resources Ltd.	10,300	657
Centennial Coal Co. Ltd.	46,619	150
Chevron Corp.	2,100	151
Cloud Peak Energy, Inc.	12,500	169
Comstock Resources, Inc. (a)	20,200	788
Concho Resources, Inc. (a)	1,500	67
ConocoPhillips	200	10
CONSOL Energy, Inc.	24,000	1,119
Denbury Resources, Inc. (a)	14,800	201
EOG Resources, Inc.	6,682	604
EXCO Resources, Inc.	83,146	1,458
Frontier Oil Corp.	46,500	579
Hess Corp.	100	6
Marathon Oil Corp.	75,200	2,242
Mariner Energy, Inc. (a)	100	1
Massey Energy Co.	59,300	2,284
Newfield Exploration Co. (a)	18,000	881
Niko Resources Ltd.	1,700	157
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	48,600	$ 3,807
OPTI Canada, Inc. (a)	17,900	32
Painted Pony Petroleum Ltd. Class A (a)	13,800	90
Petrobank Energy & Resources Ltd. (a)	2,900	143
Petrohawk Energy Corp. (a)	121,500	2,713
PT Bumi Resources Tbk	307,500	81
Range Resources Corp.	9,100	419
Royal Dutch Shell PLC Class A sponsored ADR	13,600	753
SouthGobi Energy Resources Ltd. (a)(d)(e)	400	6
Southwestern Energy Co. (a)	89,100	3,821
Tesoro Corp.	4,400	55
Ultra Petroleum Corp. (a)	12,210	561
Valero Energy Corp.	35,000	645
Whiting Petroleum Corp. (a)	18,116	1,206
World Fuel Services Corp.	6,800	163
XTO Energy, Inc.	99,762	4,446
		42,366
TOTAL ENERGY		70,480
FINANCIALS - 15.0%
Capital Markets - 3.9%
AllianceBernstein Holding LP	49,700	1,279
Bank of New York Mellon Corp.	40,878	1,189
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	8,295	283
Broadpoint Gleacher Securities Group, Inc. (a)	473,800	1,919
Charles Schwab Corp.	156,267	2,858
EFG International	133,172	1,909
Franklin Resources, Inc.	11,900	1,178
GFI Group, Inc.	150,400	732
Goldman Sachs Group, Inc.	13,153	1,956
Janus Capital Group, Inc.	27,900	341
Jefferies Group, Inc.	58,500	1,494
Legg Mason, Inc.	31,900	822
MF Global Holdings Ltd. (a)	369,900	2,423
Morgan Stanley	176,998	4,740
State Street Corp.	12,327	529
TD Ameritrade Holding Corp. (a)	14,600	259
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	74,200	$ 900
U.S. Global Investments, Inc. Class A	22,100	212
		25,023
Commercial Banks - 6.7%
1st Pacific Bancorp (a)	5,737	4
Alpha Bank AE (a)	148,800	1,428
Atlantic Southern Financial Group, Inc. (a)	1,660	3
Banco Macro SA sponsored ADR	9,200	262
Bancorp New Jersey, Inc.	300	3
BancTrust Financial Group, Inc.	8,900	35
Bar Harbor Bankshares	800	22
Barclays PLC Sponsored ADR	186,600	3,193
BBVA Banco Frances SA sponsored ADR	56,300	358
Boston Private Financial Holdings, Inc.	21,200	152
Bridge Capital Holdings (a)	1,200	10
Chicopee Bancorp, Inc. (a)	1,004	13
China Citic Bank Corp. Ltd. Class H	1,302,000	877
China Merchants Bank Co. Ltd. (H Shares)	82,000	191
Citizens Banking Corp., Michigan (a)	857,585	652
CoBiz, Inc.	29,501	158
Comerica, Inc.	106,838	3,687
Evans Bancorp, Inc.	400	5
Fifth Third Bancorp	85,300	1,061
First Bancorp, Puerto Rico	47,400	108
Frontier Financial Corp. (a)	30,361	129
Glacier Bancorp, Inc.	59,900	859
Huntington Bancshares, Inc.	49,000	235
KB Financial Group, Inc. ADR (a)	2,500	107
KeyCorp	482,600	3,465
Landmark Bancorp, Inc.	80	1
MidWestOne Financial Group, Inc.	600	6
Mizuho Financial Group, Inc.	475,400	922
Monroe Bancorp	200	1
Nara Bancorp, Inc.	25,300	231
National Bank of Greece SA (a)	96,200	2,103
National Bank of Greece SA sponsored ADR	196,200	875
Oriental Financial Group, Inc.	32,400	369
PNC Financial Services Group, Inc.	1,200	67
Preferred Bank, Los Angeles California	11,700	19
Regions Financial Corp.	321,670	2,043
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Salisbury Bancorp, Inc.	1,000	$ 23
Smithtown Bancorp, Inc.	21,624	117
Southwest Bancorp, Inc., Oklahoma	4,900	37
Sterling Bancshares, Inc.	46,000	235
Sumitomo Mitsui Financial Group, Inc.	113,400	3,687
Sun Bancorp, Inc., New Jersey	14,867	57
SunTrust Banks, Inc.	54,500	1,326
SVB Financial Group (a)	13,800	599
Tamalpais Bancorp	17,538	16
U.S. Bancorp, Delaware	43,500	1,091
Umpqua Holdings Corp.	71,200	880
United Security Bancshares, California	4,024	20
W Holding Co., Inc.	5,123	97
Wells Fargo & Co.	130,551	3,712
West Bancorp., Inc.	4,400	22
Wintrust Financial Corp.	50,300	1,747
Zions Bancorp	290,000	5,501
		42,821
Consumer Finance - 0.1%
Capital One Financial Corp.	4,000	147
Promise Co. Ltd. (a)	15,950	148
		295
Diversified Financial Services - 3.0%
Bank of America Corp.	354,065	5,375
BM&F BOVESPA SA	6,400	43
Citigroup, Inc.	1,655,900	5,498
JPMorgan Chase & Co.	135,000	5,257
JSE Ltd.	10,800	80
Moody's Corp.	99,922	2,757
		19,010
Insurance - 0.8%
Aon Corp.	7,500	292
Assurant, Inc.	19,800	622
CNA Financial Corp. (a)	53,300	1,252
Everest Re Group Ltd.	13,911	1,193
Hartford Financial Services Group, Inc.	35,558	853
Transatlantic Holdings, Inc.	1,100	55
XL Capital Ltd. Class A	64,000	1,073
		5,340
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Central China Real Estate Ltd.	1,442,000	$ 349
Mitsubishi Estate Co. Ltd.	26,000	423
Xinyuan Real Estate Co. Ltd. ADR (a)	405,100	1,608
		2,380
Thrifts & Mortgage Finance - 0.1%
BofI Holding, Inc. (a)	11,067	131
Cheviot Financial Corp.	1,000	8
First Financial Northwest, Inc.	3,200	20
Meridian Interstate Bancorp, Inc. (a)	6,075	58
Ocean Shore Holding Co.	2,200	21
Osage Bancshares, Inc.	1,900	17
United Western Bancorp, Inc.	33,300	111
Washington Federal, Inc.	17,100	319
Washington Mutual, Inc. (a)	57,500	11
		696
TOTAL FINANCIALS		95,565
HEALTH CARE - 12.7%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	14,600	409
Affymax, Inc. (a)	9,100	191
Alexion Pharmaceuticals, Inc. (a)	15,900	737
Amgen, Inc. (a)	30,237	1,768
Biogen Idec, Inc. (a)	50,470	2,712
BioMarin Pharmaceutical, Inc. (a)	49,900	970
Cephalon, Inc. (a)	2,600	166
Dendreon Corp. (a)(c)	6,500	180
Genzyme Corp. (a)	5,100	277
Gilead Sciences, Inc. (a)	10,148	490
Human Genome Sciences, Inc. (a)	3,000	79
Incyte Corp. (a)(c)	64,000	684
Myriad Genetics, Inc. (a)	16,300	383
OSI Pharmaceuticals, Inc. (a)	13,600	465
PDL BioPharma, Inc.	61,200	392
Protalix BioTherapeutics, Inc. (a)(c)	32,100	220
Targacept, Inc. (a)	15,900	333
Theravance, Inc. (a)	11,100	122
United Therapeutics Corp. (a)	18,800	1,120
		11,698
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	7,200	$ 57
AGA Medical Holdings, Inc.	8,600	123
ArthroCare Corp. (a)	16,900	450
Baxter International, Inc.	12,500	720
C. R. Bard, Inc.	32,700	2,711
CareFusion Corp. (a)	20,600	530
China Medical Technologies, Inc. sponsored ADR	500	7
Conceptus, Inc. (a)	18,900	367
Cooper Companies, Inc.	18,100	639
Covidien PLC	93,644	4,735
Edwards Lifesciences Corp. (a)	15,900	1,425
ev3, Inc. (a)	35,500	518
Golden Meditech Co. Ltd. (a)	220,000	43
HeartWare International, Inc. (a)	6,000	232
HeartWare International, Inc. CDI unit (a)	124,235	130
Inverness Medical Innovations, Inc. (a)	23,700	957
Micrus Endovascular Corp. (a)	33,400	560
Mingyuan Medicare Development Co. Ltd. (a)	330,000	53
Nobel Biocare Holding AG (Switzerland)	19,696	579
NuVasive, Inc. (a)	12,500	345
Orthofix International NV (a)	7,900	238
Orthovita, Inc. (a)	93,900	342
Osmetech PLC (a)	2,757,211	89
RTI Biologics, Inc. (a)	45,900	145
William Demant Holding AS (a)	3,200	250
Wright Medical Group, Inc. (a)	22,859	409
		16,654
Health Care Providers & Services - 3.1%
Aetna, Inc.	35,600	1,067
CIGNA Corp.	53,500	1,807
Clarient, Inc. (a)	52,900	120
Community Health Systems, Inc. (a)	14,900	486
Emergency Medical Services Corp. Class A (a)	5,000	263
Emeritus Corp. (a)	17,500	319
Express Scripts, Inc. (a)	43,300	3,631
Hanger Orthopedic Group, Inc. (a)	30,200	491
Health Grades, Inc. (a)	48,900	212
Health Net, Inc. (a)	22,600	548
Henry Schein, Inc. (a)	24,100	1,303
LHC Group, Inc. (a)	9,000	277
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	69,300	$ 4,261
Profarma Distribuidora de Produtos Farmaceuticos SA	32,000	303
RehabCare Group, Inc. (a)	5,700	166
Sinopharm Group Co. Ltd. Class H	43,600	165
Sunrise Senior Living, Inc. (a)	22,100	66
UnitedHealth Group, Inc.	45,300	1,495
Universal Health Services, Inc. Class B	18,200	531
WellPoint, Inc. (a)	37,700	2,402
		19,913
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	30,800	507
athenahealth, Inc. (a)	100	4
Cerner Corp. (a)	17,400	1,316
Computer Programs & Systems, Inc.	5,500	207
		2,034
Life Sciences Tools & Services - 1.4%
Covance, Inc. (a)	26,300	1,528
ICON PLC sponsored ADR (a)	20,336	505
Illumina, Inc. (a)	83,900	3,078
Life Technologies Corp. (a)	20,000	994
PAREXEL International Corp. (a)	25,100	485
PerkinElmer, Inc.	25,400	512
QIAGEN NV (a)	72,600	1,580
		8,682
Pharmaceuticals - 3.5%
Abbott Laboratories	25,200	1,334
Allergan, Inc.	52,100	2,996
Ardea Biosciences, Inc. (a)	22,600	331
Auxilium Pharmaceuticals, Inc. (a)	3,900	110
Cadence Pharmaceuticals, Inc. (a)	31,800	317
Hikma Pharmaceuticals PLC	20,500	179
Johnson & Johnson	34,250	2,153
King Pharmaceuticals, Inc. (a)	85,500	1,027
Merck & Co., Inc.	85,794	3,276
Optimer Pharmaceuticals, Inc. (a)	15,400	190
Perrigo Co.	100	4
Pfizer, Inc.	360,496	6,727
Pronova BioPharma ASA (a)	79,200	233
Shire PLC sponsored ADR	23,800	1,418
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,500	$ 1,106
ViroPharma, Inc. (a)	63,500	627
		22,028
TOTAL HEALTH CARE		81,009
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	16,900	379
Honeywell International, Inc.	57,060	2,205
Lockheed Martin Corp.	19,768	1,473
Precision Castparts Corp.	13,600	1,431
Raytheon Co.	29,400	1,541
Spirit AeroSystems Holdings, Inc. Class A (a)	22,800	489
The Boeing Co.	22,800	1,382
United Technologies Corp.	61,920	4,178
		13,078
Building Products - 0.5%
AAON, Inc.	12,100	249
Armstrong World Industries, Inc. (a)	10,000	364
Lennox International, Inc.	6,838	261
Masco Corp.	132,000	1,790
Owens Corning (a)	24,200	623
USG Corp. (a)	4,600	55
		3,342
Commercial Services & Supplies - 0.4%
Casella Waste Systems, Inc. Class A (a)	59,706	260
Cintas Corp.	18,300	460
EnerNOC, Inc. (a)	500	16
Nissha Printing Co. Ltd.	1,300	55
R.R. Donnelley & Sons Co.	15,500	307
Republic Services, Inc.	30,300	812
RINO International Corp. (a)	5,900	119
The Brink's Co.	14,600	341
United Stationers, Inc. (a)	2,900	158
		2,528
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	8,400	227
Fluor Corp.	18,800	852
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	32,916	$ 1,244
MasTec, Inc. (a)	19,100	235
		2,558
Electrical Equipment - 1.1%
A123 Systems, Inc.	600	10
Acuity Brands, Inc.	16,600	594
AMETEK, Inc.	20,300	740
Canadian Solar, Inc. (a)	9,600	203
centrotherm photovoltaics AG (a)	5,400	301
China High Speed Transmission Equipment Group Co. Ltd.	51,000	102
Cooper Industries PLC Class A	19,800	849
Energy Conversion Devices, Inc. (a)	1,915	17
First Solar, Inc. (a)	5,600	634
Fushi Copperweld, Inc. (a)	22,100	204
General Cable Corp. (a)	12,700	370
GT Solar International, Inc. (a)	45,800	263
JA Solar Holdings Co. Ltd. ADR (a)	99,900	430
Regal-Beloit Corp.	14,300	678
Roth & Rau AG (a)	2,900	117
SunPower Corp.:
Class A (a)	3,100	63
Class B (a)	25,842	480
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	11
Trina Solar Ltd. ADR (a)	20,300	445
Vestas Wind Systems AS (a)	1,472	77
Zumtobel AG (a)	7,600	163
		6,751
Industrial Conglomerates - 1.4%
3M Co.	35,700	2,873
Carlisle Companies, Inc.	11,500	385
General Electric Co.	245,062	3,941
Koninklijke Philips Electronics NV	5,800	175
Textron, Inc.	37,500	732
Tyco International Ltd.	17,100	606
		8,712
Machinery - 2.4%
Actuant Corp. Class A	9,800	164
Altra Holdings, Inc. (a)	23,053	254
Barnes Group, Inc.	15,481	248
Blount International, Inc. (a)	12,100	135
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Bucyrus International, Inc. Class A	12,200	$ 639
Caterpillar, Inc.	11,800	616
Cummins, Inc.	45,800	2,068
Danaher Corp.	28,100	2,005
Deere & Co.	29,200	1,459
Ingersoll-Rand Co. Ltd.	58,100	1,886
Joy Global, Inc.	8,800	403
Kennametal, Inc.	16,224	397
Meyer Burger Technology AG (a)	4,900	124
Navistar International Corp. (a)	26,500	980
NSK Ltd.	30,000	218
Oshkosh Co.	7,300	263
PACCAR, Inc.	30,900	1,113
Sany Heavy Equipment International Holdings Co. Ltd.	142,000	147
Shin Zu Shing Co. Ltd.	49,000	199
SPX Corp.	5,900	321
The Stanley Works	5,100	261
The Weir Group PLC	5,200	64
Timken Co.	22,000	493
TriMas Corp. (a)	43,452	257
Weg SA	29,000	278
		14,992
Professional Services - 0.2%
Equifax, Inc.	17,900	573
ICF International, Inc. (a)	8,677	203
Manpower, Inc.	9,500	492
Monster Worldwide, Inc. (a)	12,000	187
		1,455
Road & Rail - 1.3%
America Latina Logistica SA unit	33,300	264
Arkansas Best Corp.	11,000	248
Avis Budget Group, Inc. (a)	82,700	895
CSX Corp.	27,300	1,170
Genesee & Wyoming, Inc. Class A (a)	5,900	174
Hertz Global Holdings, Inc. (a)	37,400	387
Kansas City Southern (a)	11,900	353
Norfolk Southern Corp.	23,300	1,096
Saia, Inc. (a)(h)	92,900	1,115
Union Pacific Corp.	46,300	2,801
		8,503
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Interline Brands, Inc. (a)	36,200	$ 608
Rush Enterprises, Inc. Class A (a)	100,900	1,146
		1,754
TOTAL INDUSTRIALS		63,673
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	16,600	172
Adtran, Inc.	8,700	184
Aruba Networks, Inc. (a)	1,900	20
Brocade Communications Systems, Inc. (a)	44,400	305
Ciena Corp. (a)	8,300	106
Cisco Systems, Inc. (a)	151,840	3,412
CommScope, Inc. (a)	9,100	248
Emulex Corp. (a)	9,500	107
F5 Networks, Inc. (a)	15,000	741
Juniper Networks, Inc. (a)	42,080	1,045
Motorola, Inc.	19,500	120
Netronix, Inc. (a)	29,000	84
Palm, Inc. (a)	20,000	208
Polycom, Inc. (a)	26,700	599
QUALCOMM, Inc.	74,580	2,923
Research In Motion Ltd. (a)	5,600	353
Riverbed Technology, Inc. (a)	21,500	482
Sandvine Corp. (a)	405,055	492
Sonus Networks, Inc. (a)	6,500	14
TANDBERG ASA	4,000	112
Tekelec (a)	19,100	286
		12,013
Computers & Peripherals - 3.0%
3PAR, Inc. (a)	10,400	101
Apple, Inc. (a)	47,700	9,164
China Digital TV Holding Co. Ltd. ADR	300	2
Compellent Technologies, Inc. (a)	9,100	181
Dell, Inc. (a)	100	1
EMC Corp. (a)	29,900	498
Hewlett-Packard Co.	92,695	4,363
Intevac, Inc. (a)	10,897	155
Isilon Systems, Inc. (a)	34,091	211
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lenovo Group Ltd.	80,000	$ 55
NetApp, Inc. (a)	3,700	108
Qisda Corp. (a)	72,000	38
Quanta Storage, Inc.	47,000	83
SanDisk Corp. (a)	65,200	1,657
Seagate Technology	61,900	1,036
SIMPLO Technology Co. Ltd.	18,000	103
Stratasys, Inc. (a)	20,400	469
Synaptics, Inc. (a)	20,000	506
Teradata Corp. (a)	5,300	148
Western Digital Corp. (a)	6,900	262
		19,141
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc.	76,194	2,136
Amphenol Corp. Class A	400	16
Anixter International, Inc. (a)	7,026	293
Benchmark Electronics, Inc. (a)	9,700	177
BYD Co. Ltd. (H Shares) (a)	8,000	59
Cando Corp. (a)	130,480	107
Chroma ATE, Inc.	211,000	416
Corning, Inc.	37,560	679
Digital China Holdings Ltd. (H Shares)	489,000	780
DTS, Inc. (a)	4,700	133
Flextronics International Ltd. (a)	85,600	543
Inspur International Ltd.	590,000	84
Itron, Inc. (a)	2,400	148
Jabil Circuit, Inc.	4,000	58
Ju Teng International Holdings Ltd.	134,000	115
Multi-Fineline Electronix, Inc. (a)	200	5
National Instruments Corp.	9,900	291
Prime View International Co. Ltd. (a)	543,000	995
Prime View International Co. Ltd. sponsored GDR (a)(d)	4,600	84
Synnex Technology International Corp.	63,000	130
Test Research, Inc.	20,000	22
Trimble Navigation Ltd. (a)	67,700	1,550
Tyco Electronics Ltd.	13,100	326
Vishay Intertechnology, Inc. (a)	7,800	59
WPG Holding Co. Ltd.	180,000	280
		9,486
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	4,800	$ 119
AOL, Inc. (a)	9,500	228
Art Technology Group, Inc. (a)	26,797	120
Baidu.com, Inc. sponsored ADR (a)	700	288
China Finance Online Co. Ltd. ADR (a)	137,100	1,017
Constant Contact, Inc. (a)	7,500	132
eBay, Inc. (a)	63,253	1,456
Equinix, Inc. (a)	200	19
Google, Inc. Class A (a)	12,505	6,620
GREE, Inc.	7,000	408
Internap Network Services Corp. (a)	14,000	62
LogMeIn, Inc.	5,209	88
Mercadolibre, Inc. (a)	10,800	411
NetEase.com, Inc. sponsored ADR (a)	15,500	508
Open Text Corp. (a)	15,200	599
OpenTable, Inc.	100	2
Rackspace Hosting, Inc. (a)	8,000	146
SAVVIS, Inc.	2,100	33
Tencent Holdings Ltd.	37,700	705
VeriSign, Inc. (a)	20,300	465
VistaPrint Ltd. (a)	13,800	773
Vocus, Inc. (a)	7,800	126
WebMD Health Corp. (a)	8,400	327
Yahoo!, Inc. (a)	810	12
		14,664
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	13,689	598
Euronet Worldwide, Inc. (a)	61,879	1,264
MasterCard, Inc. Class A	1,600	400
MoneyGram International, Inc. (a)	335,600	1,007
RightNow Technologies, Inc. (a)	32,200	515
Satyam Computer Services Ltd. sponsored ADR (a)	29,600	145
Teletech Holdings, Inc. (a)	12,206	232
Visa, Inc. Class A	8,032	659
WNS Holdings Ltd. sponsored ADR (a)	4,600	71
Yucheng Technologies Ltd. (a)	16,900	60
		4,951
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	26,900	201
Aixtron AG	15,500	466
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp.	7,800	$ 166
Amkor Technology, Inc. (a)	10,900	62
Applied Micro Circuits Corp. (a)	16,500	121
ASM International NV (NASDAQ) (a)	4,700	108
ASM Pacific Technology Ltd.	6,400	53
ASML Holding NV (NY Shares)	55,800	1,744
Atmel Corp. (a)	72,400	336
ATMI, Inc. (a)	3,500	59
Avago Technologies Ltd.	71,300	1,239
Broadcom Corp. Class A (a)	26,600	711
Cavium Networks, Inc. (a)	46,700	1,009
Cree, Inc. (a)	19,000	1,062
CSR PLC (a)	47,000	336
Cymer, Inc. (a)	11,800	370
Cypress Semiconductor Corp. (a)	42,700	429
Epistar Corp.	98,000	311
Fairchild Semiconductor International, Inc. (a)	14,000	126
Global Unichip Corp.	39,000	179
Hittite Microwave Corp. (a)	12,500	465
Hynix Semiconductor, Inc. (a)	12,070	237
Infineon Technologies AG (a)	20,100	110
Inotera Memories, Inc. (a)	191,000	138
Inotera Memories, Inc. rights 2/3/10 (a)	24,586	0
Integrated Device Technology, Inc. (a)	66,200	375
Intel Corp.	102,700	1,992
International Rectifier Corp. (a)	18,600	336
Intersil Corp. Class A	9,000	121
Kinsus Interconnect Technology Corp.	21,000	53
Lam Research Corp. (a)	16,500	545
Marvell Technology Group Ltd. (a)	52,900	922
MediaTek, Inc.	5,000	81
MEMC Electronic Materials, Inc. (a)	16,000	201
Micron Technology, Inc. (a)	89,200	778
Monolithic Power Systems, Inc. (a)	11,200	231
Netlogic Microsystems, Inc. (a)	5,200	213
NVIDIA Corp. (a)	62,200	957
Omnivision Technologies, Inc. (a)	9,200	119
Photronics, Inc. (a)	23,200	89
Rambus, Inc. (a)	8,800	193
Realtek Semiconductor Corp.	2,000	5
Silicon Laboratories, Inc. (a)	7,600	321
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spreadtrum Communications, Inc. ADR (a)	41,700	$ 264
Sumco Corp.	6,400	110
Supertex, Inc. (a)	500	12
Tessera Technologies, Inc. (a)	21,000	361
Varian Semiconductor Equipment Associates, Inc. (a)	21,900	642
Veeco Instruments, Inc. (a)	5,100	162
Verigy Ltd. (a)	30,100	326
Volterra Semiconductor Corp. (a)	5,100	99
Xilinx, Inc.	7,100	167
		19,713
Software - 4.8%
Activision Blizzard, Inc. (a)	22,200	226
ANSYS, Inc. (a)	3,000	126
Ariba, Inc. (a)	45,700	575
AsiaInfo Holdings, Inc. (a)	100	2
BMC Software, Inc. (a)	58,200	2,249
Changyou.com Ltd. (A Shares) ADR	200	7
Check Point Software Technologies Ltd. (a)	2,800	90
Citrix Systems, Inc. (a)	26,700	1,109
CommVault Systems, Inc. (a)	4,300	91
Concur Technologies, Inc. (a)	13,200	523
Epicor Software Corp. (a)	44,300	340
Gameloft (a)	98,500	519
Glu Mobile, Inc. (a)	6,100	9
Informatica Corp. (a)	36,500	865
Insyde Software Corp.	37,100	150
Intuit, Inc. (a)	400	12
JDA Software Group, Inc. (a)	8,900	233
Kingdee International Software Group Co. Ltd.	2,400,000	594
Magma Design Automation, Inc. (a)	46,000	111
Manhattan Associates, Inc. (a)	3,700	78
Mentor Graphics Corp. (a)	46,100	370
Microsoft Corp.	421,560	11,873
MicroStrategy, Inc. Class A (a)	6,100	572
NCsoft Corp.	2,238	252
Neowiz Games Corp.	674	19
Nuance Communications, Inc. (a)	45,000	676
Oracle Corp.	182,750	4,214
Parametric Technology Corp. (a)	49,800	825
Pegasystems, Inc.	11,400	379
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	46,100	$ 1,255
Rovi Corp. (a)	5,800	167
Smith Micro Software, Inc. (a)	21,700	168
SolarWinds, Inc.	800	16
SuccessFactors, Inc. (a)	300	5
Synchronoss Technologies, Inc. (a)	13,900	233
Taleo Corp. Class A (a)	25,900	526
TIBCO Software, Inc. (a)	60,000	538
VanceInfo Technologies, Inc. ADR (a)	4,800	77
Verint Systems, Inc. (a)	10,800	198
VMware, Inc. Class A (a)	14,200	645
		30,917
TOTAL INFORMATION TECHNOLOGY		110,885
MATERIALS - 3.4%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	11,600	881
Airgas, Inc.	7,100	300
Albemarle Corp.	12,530	448
Ashland, Inc.	11,100	449
Cabot Corp.	4,300	111
Celanese Corp. Class A	21,700	631
CF Industries Holdings, Inc.	1,200	111
Dow Chemical Co.	73,600	1,994
E.I. du Pont de Nemours & Co.	51,400	1,676
Ferro Corp.	32,650	253
Fertilizantes Fosfatados SA (PN) (a)	8,600	85
Huntsman Corp.	18,500	226
Innophos Holdings, Inc.	5,600	110
Johnson Matthey PLC	4,800	112
Kraton Performance Polymers, Inc.	4,200	58
Monsanto Co.	39,800	3,020
Potash Corp. of Saskatchewan, Inc.	600	59
Praxair, Inc.	17,500	1,318
Shin-Etsu Chemical Co., Ltd.	4,200	220
Solutia, Inc. (a)	7,800	107
STR Holdings, Inc.	2,300	38
Terra Industries, Inc.	8,900	281
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	10,600	$ 567
W.R. Grace & Co. (a)	22,300	533
		13,588
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	16,100	148
HeidelbergCement AG	2,928	176
Vulcan Materials Co.	6,300	278
		602
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	23,400	637
Metals & Mining - 0.9%
Agnico-Eagle Mines Ltd. (Canada)	3,700	187
Allegheny Technologies, Inc.	7,300	298
Anglo American PLC (United Kingdom) (a)	4,000	147
AngloGold Ashanti Ltd. sponsored ADR	8,300	296
Aquarius Platinum Ltd. (United Kingdom) (a)	9,100	54
Carpenter Technology Corp.	4,000	107
Commercial Metals Co.	13,490	185
Freeport-McMoRan Copper & Gold, Inc.	17,600	1,174
Globe Specialty Metals, Inc.	5,700	53
Harmony Gold Mining Co. Ltd.	11,700	108
Impala Platinum Holdings Ltd.	2,100	54
Newcrest Mining Ltd.	3,456	96
Newmont Mining Corp.	14,000	600
Nucor Corp.	17,800	726
Pan American Silver Corp. (a)	2,400	51
Randgold Resources Ltd. sponsored ADR	1,900	131
Reliance Steel & Aluminum Co.	6,100	249
RTI International Metals, Inc. (a)	7,900	196
Steel Dynamics, Inc.	12,900	196
Teck Resources Ltd. Class B (sub. vtg.) (a)	10,200	334
Ternium SA sponsored ADR (a)	2,300	68
Timminco Ltd. (a)	1,500	2
Vale SA sponsored ADR	9,500	245
		5,557
Paper & Forest Products - 0.2%
International Paper Co.	18,600	426
Louisiana-Pacific Corp. (a)	17,700	126
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	1,700	$ 128
Weyerhaeuser Co.	20,100	802
		1,482
TOTAL MATERIALS		21,866
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	183,700	4,659
BT Group PLC	400	1
Cable & Wireless PLC	1,600	4
Cbeyond, Inc. (a)	11,500	143
CenturyTel, Inc.	1,800	61
China Telecom Corp. Ltd. sponsored ADR	8,500	349
China Unicom (Hong Kong) Ltd. sponsored ADR	36,400	408
Cincinnati Bell, Inc. (a)	17,700	52
Clearwire Corp.:
rights 6/21/10 (a)	55,300	25
Class A (a)	55,300	359
Cogent Communications Group, Inc. (a)	5,100	56
Deutsche Telekom AG (Reg.)	14,212	183
FairPoint Communications, Inc.	2,800	0
Hellenic Telecommunications Organization SA	13	0
Iliad Group SA	1,483	164
Level 3 Communications, Inc. (a)	700	1
PAETEC Holding Corp. (a)	6,000	19
PT Telkomunikasi Indonesia Tbk Series B	207,500	208
Qwest Communications International, Inc.	199,100	838
Telefonica SA sponsored ADR	5,900	422
Telenor ASA (a)	400	5
Telenor ASA sponsored ADR (a)	5,200	201
Telkom SA Ltd.	400	2
Verizon Communications, Inc.	113,200	3,330
Vimpel Communications sponsored ADR	11,000	200
Windstream Corp.	5,800	60
		11,750
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series L sponsored ADR	1,900	83
American Tower Corp. Class A (a)	41,414	1,758
China Mobile (Hong Kong) Ltd. sponsored ADR	4,500	211
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	31,300	$ 1,156
Leap Wireless International, Inc. (a)	13,300	175
MetroPCS Communications, Inc. (a)	100	1
MTN Group Ltd.	40,100	576
NII Holdings, Inc. (a)	23,519	770
NTELOS Holdings Corp.	100	2
Rogers Communications, Inc. Class B (non-vtg.)	200	6
SBA Communications Corp. Class A (a)	19,800	655
Sprint Nextel Corp. (a)	391,800	1,285
Syniverse Holdings, Inc. (a)	23,800	400
Telephone & Data Systems, Inc.	1,202	38
Vivo Participacoes SA sponsored ADR	5,900	165
Vodafone Group PLC sponsored ADR	5,200	112
		7,393
TOTAL TELECOMMUNICATION SERVICES		19,143
UTILITIES - 3.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	64,800	2,245
Entergy Corp.	23,900	1,824
FirstEnergy Corp.	46,200	2,015
FPL Group, Inc.	31,000	1,512
Hawaiian Electric Industries, Inc.	21,500	425
ITC Holdings Corp.	15,770	847
NV Energy, Inc.	68,600	790
Pinnacle West Capital Corp.	17,500	627
		10,285
Gas Utilities - 0.3%
Questar Corp.	19,400	805
UGI Corp.	32,402	794
Zhongyu Gas Holdings Ltd. (a)	678,000	69
		1,668
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	51,100	645
Calpine Corp. (a)	98,600	1,080
Constellation Energy Group, Inc.	32,700	1,056
		2,781
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.3%
Alliant Energy Corp.	34,900	$ 1,089
CenterPoint Energy, Inc.	109,300	1,525
CMS Energy Corp.	78,300	1,188
PG&E Corp.	46,300	1,956
TECO Energy, Inc.	70,100	1,091
Wisconsin Energy Corp.	22,508	1,102
		7,951
TOTAL UTILITIES		22,685
TOTAL COMMON STOCKS (Cost $604,517)		624,795
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. (Cost $651)	43,400	655
Convertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $42)	$ 40	42
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% 2/11/10 (f) (Cost $700)	700	700
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (g)	10,898,514	$ 10,899
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(g)	1,076,375	1,076
TOTAL MONEY MARKET FUNDS (Cost $11,975)		11,975
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $617,885)		638,167
NET OTHER ASSETS - (0.2)%		(1,356)
NET ASSETS - 100%		$ 636,811
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
50 CME E-mini S&P 500 Index Contracts	March 2010	$ 2,676	$ (153)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,000 or 0.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,115,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Saia, Inc.	12/22/09	$ 1,068
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	3
Total	$ 11
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,739	$ 69,409	$ 330	$ -
Consumer Staples	69,750	65,368	4,382	-
Energy	70,480	70,041	439	-
Financials	96,220	90,497	5,723	-
Health Care	81,009	79,679	1,330	-
Industrials	63,673	62,652	1,021	-
Information Technology	110,885	109,342	1,543	-
Materials	21,866	21,269	597	-
Telecommunication Services	19,143	18,786	357	-
Utilities	22,685	22,685	-	-
Corporate Bonds	42	-	42	-
U.S. Government and Government Agency Obligations	700	-	700	-
Money Market Funds	11,975	11,975	-	-
Total Investments in Securities:	$ 638,167	$ 621,703	$ 16,464	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (153)	$ (153)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $633,655,000. Net unrealized appreciation aggregated $4,512,000, of which $38,244,000 related to appreciated investment securities and $33,732,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Fund

January 31, 2010

1.813084.105

VAL-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.4%
Johnson Controls, Inc.	1,811,877	$ 50,425
The Goodyear Tire & Rubber Co. (a)	4,204,407	56,087
		106,512
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	276,714	11,795
Harley-Davidson, Inc.	1,029,824	23,418
Thor Industries, Inc.	730,467	23,192
Winnebago Industries, Inc. (a)(c)(d)	2,571,751	30,732
		89,137
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	1,813,900	29,603
Burger King Holdings, Inc.	529,678	9,238
Carnival Corp. unit	225,100	7,503
Darden Restaurants, Inc.	857,700	31,701
DineEquity, Inc. (a)(c)	504,600	11,475
NH Hoteles SA (a)	472,771	2,333
Penn National Gaming, Inc. (a)	542,737	14,643
Royal Caribbean Cruises Ltd. (a)	171,500	4,474
Starwood Hotels & Resorts Worldwide, Inc.	914,036	30,456
Vail Resorts, Inc. (a)(c)	469,761	15,831
WMS Industries, Inc. (a)	689,339	25,561
Wyndham Worldwide Corp.	2,265,104	47,545
		230,363
Household Durables - 2.4%
Ethan Allen Interiors, Inc. (c)(d)	2,820,354	40,867
Jarden Corp.	42,900	1,308
KB Home (c)	773,900	11,825
La-Z-Boy, Inc. (a)(c)	1,080,700	10,969
Leggett & Platt, Inc.	2,197,550	40,127
Pulte Homes, Inc.	3,523,065	37,063
Standard Pacific Corp. (a)	964,800	3,502
Whirlpool Corp.	621,847	46,750
		192,411
Leisure Equipment & Products - 0.9%
Brunswick Corp.	2,922,808	31,362
Eastman Kodak Co. (a)(c)	4,555,000	27,558
Polaris Industries, Inc.	214,338	9,476
		68,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 1.2%
Discovery Communications, Inc. Class C (a)	572,815	$ 15,042
DISH Network Corp. Class A	621,657	11,351
Interpublic Group of Companies, Inc. (a)	1,394,998	9,012
Live Nation Entertainment, Inc. (a)	559,362	6,416
McGraw-Hill Companies, Inc.	504,056	17,869
United Business Media Ltd.	964,900	6,551
Virgin Media, Inc.	1,317,900	18,701
WPP PLC	1,008,633	9,307
		94,249
Multiline Retail - 0.2%
Macy's, Inc.	1,038,682	16,546
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	53,600	2,115
AnnTaylor Stores Corp. (a)	704,940	8,854
AutoZone, Inc. (a)	53,600	8,310
Best Buy Co., Inc.	242,100	8,873
Limited Brands, Inc.	698,419	13,284
OfficeMax, Inc. (a)(d)	4,442,560	57,620
RadioShack Corp.	396,600	7,742
Sherwin-Williams Co.	30,390	1,925
Talbots, Inc. (a)(c)	682,185	7,681
		116,404
Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Ltd.	1,072,000	213
Iconix Brand Group, Inc. (a)	643,371	8,119
Liz Claiborne, Inc. (a)(c)	1,166,800	5,682
		14,014
TOTAL CONSUMER DISCRETIONARY		928,032
CONSUMER STAPLES - 5.0%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	452,048	22,557
Carlsberg AS:
Series A	178,400	13,577
Series B	197,400	14,722
Dr Pepper Snapple Group, Inc.	246,500	6,818
Molson Coors Brewing Co. Class B	150,080	6,303
		63,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Safeway, Inc.	1,974,400	$ 44,325
SUPERVALU, Inc.	1,589,600	23,383
Sysco Corp.	840,900	23,537
Winn-Dixie Stores, Inc. (a)	878,456	8,899
		100,144
Food Products - 1.7%
Bunge Ltd.	968,688	56,949
Ralcorp Holdings, Inc. (a)	471,686	29,150
Sara Lee Corp.	214,400	2,603
Smithfield Foods, Inc. (a)	1,231,900	18,552
Tyson Foods, Inc. Class A	1,938,274	26,787
		134,041
Household Products - 0.2%
Energizer Holdings, Inc. (a)	297,128	16,491
Personal Products - 1.0%
Avon Products, Inc.	2,509,270	75,629
Herbalife Ltd.	182,200	7,078
		82,707
TOTAL CONSUMER STAPLES		397,360
ENERGY - 9.9%
Energy Equipment & Services - 4.0%
BJ Services Co.	2,107,747	43,567
Ensco International Ltd. ADR	752,000	29,351
Exterran Holdings, Inc. (a)	246,700	5,003
Helmerich & Payne, Inc.	950,805	39,772
Nabors Industries Ltd. (a)	1,605,840	35,810
National Oilwell Varco, Inc.	925,139	37,838
Patterson-UTI Energy, Inc.	2,794,700	42,927
Pride International, Inc. (a)	375,500	11,115
Seahawk Drilling, Inc. (a)	43,181	903
Smith International, Inc.	1,067,300	32,361
Weatherford International Ltd. (a)	2,394,196	37,541
		316,188
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	864,500	18,215
Brigham Exploration Co. (a)	107,200	1,398
Cabot Oil & Gas Corp.	1,060,700	40,593
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	398,700	$ 25,448
Chesapeake Energy Corp.	967,200	23,967
Compton Petroleum Corp. (a)	1,950,600	1,733
EOG Resources, Inc.	613,000	55,427
EXCO Resources, Inc.	1,545,000	27,099
Frontier Oil Corp.	321,700	4,008
Holly Corp.	118,000	3,080
Iteration Energy Ltd. (a)	1,950,600	2,207
Marathon Oil Corp.	1,485,272	44,276
PetroBakken Energy Ltd. Class A	118,000	3,272
Petrohawk Energy Corp. (a)	1,588,900	35,480
Plains Exploration & Production Co. (a)	322,100	10,742
Range Resources Corp.	749,488	34,476
Reliance Industries Ltd.	85,767	1,945
SandRidge Energy, Inc. (a)	750,700	6,351
Southwestern Energy Co. (a)	1,050,900	45,063
Suncor Energy, Inc.	1,162,100	36,690
Ultra Petroleum Corp. (a)	874,155	40,159
		461,629
TOTAL ENERGY		777,817
FINANCIALS - 25.6%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	1,540,927	44,826
Invesco Ltd.	708,100	13,666
Morgan Stanley	839,800	22,490
Northern Trust Corp.	171,600	8,669
Och-Ziff Capital Management Group LLC Class A	750,971	10,161
TD Ameritrade Holding Corp. (a)	1,738,750	30,880
		130,692
Commercial Banks - 9.8%
Associated Banc-Corp. (c)	1,363,158	17,339
Banco Santander (Brasil) SA ADR	308,900	3,719
BB&T Corp.	495,000	13,796
Boston Private Financial Holdings, Inc.	560,826	4,021
CapitalSource, Inc.	3,733,247	17,882
Comerica, Inc.	1,689,700	58,312
Fifth Third Bancorp	5,423,831	67,472
Huntington Bancshares, Inc.	9,519,245	45,597
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	7,519,258	$ 53,988
Marshall & Ilsley Corp.	3,114,173	21,519
Mitsubishi UFJ Financial Group, Inc.	1,393,800	7,172
PNC Financial Services Group, Inc.	2,130,810	118,109
Regions Financial Corp.	5,440,900	34,550
SunTrust Banks, Inc.	1,846,100	44,916
SVB Financial Group (a)	160,966	6,984
TCF Financial Corp. (c)	1,443,000	21,126
U.S. Bancorp, Delaware	2,404,000	60,292
Umpqua Holdings Corp.	1,134,700	14,025
Wells Fargo & Co.	3,689,131	104,882
Wilmington Trust Corp., Delaware (c)	2,198,062	28,839
Zions Bancorp (c)	1,355,460	25,713
		770,253
Consumer Finance - 1.5%
American Express Co.	1,149,400	43,286
Capital One Financial Corp.	1,097,896	40,468
Discover Financial Services	2,755,603	37,697
		121,451
Diversified Financial Services - 2.4%
Bank of America Corp.	4,682,860	71,086
JPMorgan Chase & Co.	2,375,200	92,490
Moody's Corp. (c)	997,333	27,516
		191,092
Insurance - 4.3%
Aon Corp.	278,800	10,845
Arthur J. Gallagher & Co.	622,319	14,033
Delphi Financial Group, Inc. Class A	146,500	2,967
Everest Re Group Ltd.	435,345	37,326
Lincoln National Corp.	1,372,332	33,732
Loews Corp.	1,429,954	51,149
Marsh & McLennan Companies, Inc.	2,554,551	55,076
MBIA, Inc. (a)(c)	2,144,400	10,572
MetLife, Inc.	220,200	7,777
PartnerRe Ltd.	449,400	33,521
StanCorp Financial Group, Inc.	471,800	20,278
The First American Corp.	474,850	14,041
Unum Group	1,878,113	36,755
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	158,600	$ 4,160
XL Capital Ltd. Class A	429,606	7,204
		339,436
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc. (c)	302,500	18,068
CBL & Associates Properties, Inc.	691,600	6,916
Corporate Office Properties Trust (SBI)	441,900	15,771
Digital Realty Trust, Inc. (c)	268,292	12,878
Duke Realty LP	1,962,900	22,220
Education Realty Trust, Inc.	214,400	1,132
First Industrial Realty Trust, Inc.	321,600	1,647
Franklin Street Properties Corp.	1,608,099	20,198
HCP, Inc.	160,751	4,557
Host Hotels & Resorts, Inc.	246,500	2,613
ProLogis Trust	3,610,883	45,497
Public Storage	479,600	37,975
Regency Centers Corp. (c)	145,955	4,888
Segro PLC	1,715,300	8,520
Simon Property Group, Inc.	496,876	35,775
SL Green Realty Corp.	300,695	13,679
The Macerich Co. (c)	728,116	22,462
U-Store-It Trust	201,600	1,395
Ventas, Inc.	903,600	38,132
Vornado Realty Trust	403,639	26,107
		340,430
Real Estate Management & Development - 1.3%
Allgreen Properties Ltd.	3,119,000	2,595
Avatar Holdings, Inc. (a)	97,500	1,652
Brookfield Properties Corp.	1,326,700	15,918
CB Richard Ellis Group, Inc. Class A (a)	4,182,523	51,445
Forest City Enterprises, Inc. Class A (a)	1,930,030	21,829
The St. Joe Co. (a)(c)	107,200	2,787
Unite Group PLC (a)	1,079,441	4,945
		101,171
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (c)	1,665,888	25,038
TOTAL FINANCIALS		2,019,563
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 4.8%
Biotechnology - 0.5%
AMAG Pharmaceuticals, Inc. (a)	75,100	$ 3,303
Biogen Idec, Inc. (a)	268,100	14,408
Cephalon, Inc. (a)	107,219	6,845
Clinical Data, Inc. (a)	340,379	5,232
Dendreon Corp. (a)(c)	182,900	5,066
Genzyme Corp. (a)	42,900	2,328
OREXIGEN Therapeutics, Inc. (a)	480,200	3,054
		40,236
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	313,700	26,003
Cooper Companies, Inc.	132,863	4,693
Covidien PLC	345,800	17,484
ev3, Inc. (a)	965,421	14,076
Hologic, Inc. (a)	522,200	7,870
Orthofix International NV (a)	282,546	8,513
Stryker Corp.	75,000	3,894
		82,533
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	1,399,267	25,537
CIGNA Corp.	697,000	23,538
Henry Schein, Inc. (a)	809,256	43,740
Humana, Inc. (a)	568,537	27,642
McKesson Corp.	500,100	29,416
Quest Diagnostics, Inc.	160,800	8,952
Universal Health Services, Inc. Class B	1,095,936	31,957
VCA Antech, Inc. (a)	525,728	13,348
		204,130
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (a)	117,900	4,284
Pharmaceuticals - 0.6%
Cadence Pharmaceuticals, Inc. (a)	538,012	5,359
King Pharmaceuticals, Inc. (a)	2,259,600	27,138
Teva Pharmaceutical Industries Ltd. sponsored ADR	104,302	5,916
ViroPharma, Inc. (a)	644,400	6,367
		44,780
TOTAL HEALTH CARE		375,963
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	53,600	$ 1,202
DigitalGlobe, Inc.	192,500	4,530
Heico Corp. Class A	719,872	24,288
Precision Castparts Corp.	424,700	44,700
Raytheon Co.	358,620	18,802
		93,522
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	622,200	35,944
Airlines - 0.6%
Alaska Air Group, Inc. (a)	42,900	1,344
Delta Air Lines, Inc. (a)	2,155,300	26,359
Hawaiian Holdings, Inc. (a)	321,721	1,911
Southwest Airlines Co.	1,488,506	16,865
		46,479
Building Products - 1.4%
Armstrong World Industries, Inc. (a)	107,217	3,906
Masco Corp.	5,369,800	72,814
Owens Corning (a)	1,325,285	34,100
		110,820
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)(d)	2,754,056	21,206
Cintas Corp.	150,100	3,769
Clean Harbors, Inc. (a)	505,258	28,931
Consolidated Graphics, Inc. (a)(d)	776,314	26,201
R.R. Donnelley & Sons Co.	907,734	17,991
Republic Services, Inc.	2,543,607	68,143
The Brink's Co.	794,100	18,566
		184,807
Construction & Engineering - 0.6%
Aveng Ltd.	428,800	1,997
Dycom Industries, Inc. (a)	1,355,412	11,074
Fluor Corp.	193,000	8,751
Granite Construction, Inc.	353,916	10,929
Jacobs Engineering Group, Inc. (a)	268,100	10,131
MasTec, Inc. (a)	300,000	3,687
		46,569
Electrical Equipment - 0.9%
Acuity Brands, Inc. (c)	515,900	18,459
Baldor Electric Co.	236,000	5,824
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	268,589	$ 12,731
Renewable Energy Corp. AS (a)(c)	920,400	5,337
SunPower Corp. Class B (a)	783,458	14,549
Zumtobel AG (a)	482,623	10,325
		67,225
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	796,130	26,686
Rheinmetall AG	42,898	2,729
		29,415
Machinery - 3.7%
AGCO Corp. (a)	160,800	4,970
Albany International Corp. Class A	837,885	16,666
Crane Co.	245,500	7,493
Cummins, Inc.	1,058,185	47,788
Deere & Co.	143,400	7,163
Eaton Corp.	437,150	26,771
Ingersoll-Rand Co. Ltd.	712,400	23,125
Kennametal, Inc.	818,000	20,025
Navistar International Corp. (a)	796,600	29,466
Oshkosh Co.	117,410	4,235
Robbins & Myers, Inc.	64,300	1,429
The Stanley Works	2,039,400	104,519
		293,650
Professional Services - 1.2%
Equifax, Inc.	278,700	8,918
Experian PLC	1,510,228	14,359
IHS, Inc. Class A (a)	184,200	9,475
Manpower, Inc.	603,172	31,238
Monster Worldwide, Inc. (a)	1,577,719	24,597
Robert Half International, Inc.	128,700	3,465
		92,052
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	477,800	5,170
Canadian National Railway Co.	310,600	15,488
Con-way, Inc.	1,007,016	28,821
CSX Corp.	877,800	37,623
Dollar Thrifty Automotive Group, Inc. (a)	107,200	2,611
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	283,887	$ 10,333
Union Pacific Corp.	589,800	35,683
		135,729
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	85,800	1,441
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	1,623,694	19,809
TOTAL INDUSTRIALS		1,157,462
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.5%
CommScope, Inc. (a)	107,200	2,917
Motorola, Inc.	5,562,500	34,209
		37,126
Computers & Peripherals - 1.1%
NCR Corp. (a)	4,326,422	51,787
Seagate Technology	1,342,900	22,467
Western Digital Corp. (a)	322,200	12,240
		86,494
Electronic Equipment & Components - 5.3%
Agilent Technologies, Inc.	3,148,151	88,243
Arrow Electronics, Inc. (a)	3,247,160	85,303
Avnet, Inc. (a)	3,626,744	95,891
Corning, Inc.	110,228	1,993
Flextronics International Ltd. (a)	8,707,400	55,205
Itron, Inc. (a)	127,332	7,836
Keyence Corp.	42,900	9,899
Tyco Electronics Ltd.	3,033,667	75,478
		419,848
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	1,280,384	29,334
Yahoo!, Inc. (a)	730,000	10,957
		40,291
IT Services - 1.0%
Accenture PLC Class A	264,000	10,821
Fidelity National Information Services, Inc.	685,796	16,157
Fiserv, Inc. (a)	160,800	7,242
Hewitt Associates, Inc. Class A (a)	407,371	16,083
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	365,429	$ 6,775
Visa, Inc. Class A	304,700	24,995
		82,073
Office Electronics - 1.1%
Xerox Corp.	9,700,910	84,592
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	2,824,500	34,402
ASM International NV (NASDAQ) (a)	246,614	5,657
ASML Holding NV (NY Shares)	557,966	17,436
Avago Technologies Ltd.	229,500	3,989
Fairchild Semiconductor International, Inc. (a)(d)	6,687,346	60,052
KLA-Tencor Corp.	333,300	9,399
Lam Research Corp. (a)	241,700	7,979
Maxim Integrated Products, Inc.	513,000	8,967
Micron Technology, Inc. (a)	4,219,183	36,791
MKS Instruments, Inc. (a)	645,035	10,708
National Semiconductor Corp.	616,938	8,181
Standard Microsystems Corp. (a)	887,232	17,700
		221,261
Software - 0.3%
BMC Software, Inc. (a)	269,000	10,394
Nuance Communications, Inc. (a)	235,800	3,542
Ultimate Software Group, Inc. (a)	182,217	5,448
		19,384
TOTAL INFORMATION TECHNOLOGY		991,069
MATERIALS - 7.1%
Chemicals - 2.9%
Albemarle Corp.	1,666,051	59,511
Ashland, Inc.	227,300	9,185
Calgon Carbon Corp. (a)	573,834	7,684
Celanese Corp. Class A	746,500	21,723
Clariant AG (Reg.) (a)	986,300	10,825
Cytec Industries, Inc.	260,500	9,719
Ferro Corp.	1,348,600	10,465
FMC Corp.	492,952	25,111
Kraton Performance Polymers, Inc.	146,200	2,010
Solutia, Inc. (a)	2,677,569	36,817
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Tokyo Ohka Kogyo Co. Ltd.	171,600	$ 2,988
W.R. Grace & Co. (a)	1,305,345	31,172
		227,210
Construction Materials - 0.6%
HeidelbergCement AG	437,466	26,362
Texas Industries, Inc. (c)	290,700	9,866
Vulcan Materials Co.	356,406	15,750
		51,978
Containers & Packaging - 1.4%
Ball Corp.	588,890	29,910
Owens-Illinois, Inc. (a)	2,068,354	56,301
Packaging Corp. of America	439,469	9,686
Rexam PLC	3,537,777	16,844
		112,741
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	150,500	7,607
AngloGold Ashanti Ltd. sponsored ADR	277,700	9,911
Barrick Gold Corp.	490,300	17,020
Commercial Metals Co.	595,942	8,188
Goldcorp, Inc.	128,400	4,352
Lihir Gold Ltd.	4,379,536	10,727
Newcrest Mining Ltd.	779,102	21,722
Newmont Mining Corp.	478,186	20,495
Randgold Resources Ltd. sponsored ADR	357,866	24,668
		124,690
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	1,140,200	45,494
TOTAL MATERIALS		562,113
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	32,182	3,567
Qwest Communications International, Inc.	4,167,184	17,544
		21,111
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	8,509,300	27,911
TOTAL TELECOMMUNICATION SERVICES		49,022
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 7.1%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	1,661,487	$ 34,808
American Electric Power Co., Inc.	1,585,349	54,932
Entergy Corp.	859,960	65,624
FirstEnergy Corp.	1,467,300	64,004
Pinnacle West Capital Corp.	1,372,720	49,171
		268,539
Gas Utilities - 0.2%
Energen Corp.	292,600	12,860
Independent Power Producers & Energy Traders - 1.6%
AES Corp.	4,044,900	51,087
Calpine Corp. (a)	640,900	7,018
Constellation Energy Group, Inc.	1,202,600	38,820
Dynegy, Inc. Class A (a)	1,287,000	2,085
NRG Energy, Inc. (a)	1,173,666	28,297
		127,307
Multi-Utilities - 1.9%
Alliant Energy Corp.	160,800	5,017
CMS Energy Corp.	1,008,617	15,301
DTE Energy Co.	525,400	22,088
PG&E Corp.	1,150,930	48,615
Sempra Energy	1,159,231	58,831
		149,852
TOTAL UTILITIES		558,558
TOTAL COMMON STOCKS (Cost $9,239,871)		7,816,959
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	227,844	6,833
Diversified Financial Services - 0.1%
Bank of America Corp.	519,800	7,849
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,189)		14,682
Convertible Bonds - 0.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 1,950	$ 1,889
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	19,609	13,481
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14	4,210	4,393
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	2,650	4,364
TOTAL INDUSTRIALS		8,757
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	2,420	4,507
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	3,650	4,240
United States Steel Corp. 4% 5/15/14	4,890	7,690
		11,930
TOTAL CONVERTIBLE BONDS (Cost $25,092)		40,564
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (f)	18,701,582	$ 18,702
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	168,664,757	168,665
TOTAL MONEY MARKET FUNDS (Cost $187,367)		187,367
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $9,471,519)		8,059,572
NET OTHER ASSETS - (2.3)%		(177,393)
NET ASSETS - 100%		$ 7,882,179
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,370,000 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	158
Total	$ 161
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 16,690	$ -	$ -	$ -	$ 21,206
Consolidated Graphics, Inc.	16,227	-	943	-	26,201
Ethan Allen Interiors, Inc.	35,142	-	-	141	40,867
Fairchild Semiconductor International, Inc.	50,021	-	-	-	60,052
OfficeMax, Inc.	50,778	-	-	-	57,620
Winnebago Industries, Inc.	29,575	-	-	-	30,732
Total	$ 198,433	$ -	$ 943	$ 141	$ 236,678
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 928,032	$ 898,046	$ 29,986	$ -
Consumer Staples	397,360	346,504	50,856	-
Energy	777,817	777,817	-	-
Financials	2,034,245	2,006,775	27,470	-
Health Care	375,963	375,963	-	-
Industrials	1,157,462	1,124,712	32,750	-
Information Technology	991,069	991,069	-	-
Materials	562,113	508,082	54,031	-
Telecommunication Services	49,022	45,455	3,567	-
Utilities	558,558	558,558	-	-
Corporate Bonds	40,564	-	40,564	-
Money Market Funds	187,367	187,367	-	-
Total Investments in Securities:	$ 8,059,572	$ 7,820,348	$ 239,224	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $9,497,184,000. Net unrealized depreciation aggregated $1,437,612,000, of which $871,829,000 related to appreciated investment securities and $2,309,441,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010